Document And Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Document Period End Date	Sep 30, 2012
Entity Registrant Name	GLOBAL MACRO TRUST
Entity Central Index Key	0001145765
Entity Filer Category	Non-accelerated Filer
Amendment Description

CALCULATION OF REGISTRATION FEE

Title of each class of securities being registered	Proposed Maximum aggregate offering price(1)	Amount of additional registration fee(2)
Units of Beneficial Interest	$200,000,000	$21,142

(1) To be allocated between Series on the basis of subscriber demand.

(2) Pursuant to Rule 457(o). As of the date hereof, Registrant also registers pursuant to this Amendment No. 1 to Registration Statement on Form S-1 (Registration No. 333-183197) $200,000,000 of Units for which Registrant has paid upon the filing of this Registration Statement $21,142.00 in connection with $155,000,000 of newly registered Units. Upon the filing of this Registration Statement on Form S-1, Registrant also carries forward and registers, pursuant to Rule 415(a)(6), $45,000,000 registered but unsold Units from Registrant's previous Registration Statement on Form S-1 (Registration No. 333-155651) for which Registrant has paid $2,511.00 in registration fees to the Securities and Exchange Commission.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Statements Of Financial Condition (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Investments in U.S. Treasury notes - at fair value	$ 89,045,408	$ 81,045,824	$ 147,055,005
Net unrealized appreciation on open futures and forward currency contracts	3,356,525	12,894,380	37,402,229
Due from brokers	13,200,987	6,913,738	14,425,007
Cash denominated in foreign currencies	5,065,536	1,719,017	8,404,398
Total equity in trading accounts	110,668,456	102,572,959	207,286,639
INVESTMENTS IN U.S. TREASURY NOTES - at fair value	427,021,200	634,082,662	654,498,603
CASH AND CASH EQUIVALENTS	14,379,056	42,348,737	47,954,734
ACCRUED INTEREST RECEIVABLE	999,160	3,339,577	1,421,896
TOTAL	553,067,872	782,343,935	911,161,872
LIABILITIES:
Subscriptions by Unitholders received in advance	3,867,804	3,164,450	6,440,530
Net unrealized depreciation on open futures and forward currency contracts	12,129,585	917,275
Due to Managing Owner	182,739	137,996	1,276
Accrued brokerage and custodial fees	2,713,869	4,005,466	4,843,008
Accrued management fees	53,163	57,276	24,278
Redemptions payable to Unitholders	15,509,864	17,618,625	5,953,490
Redemptions payable to Managing Owner		1,259	262,829
Accrued expenses	184,349	180,897	239,340
Cash denominated in foreign currencies		2,122,063	471,510
Due to brokers		951,234
Total liabilities	34,641,373	29,156,541	18,236,261
TRUST CAPITAL:
Total trust capital	518,426,499	753,187,394	892,925,611
TOTAL:	553,067,872	782,343,935	911,161,872
Managing Owner Interest [Member]
TRUST CAPITAL:
Total trust capital	9,188,490	9,644,943	10,922,729
Series 1 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	477,068,327	709,737,394	867,646,692
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,064.56	1,175.07	1,314.17
Series 2 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	287,189	240,698	101,957
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,182.08	1,261.94	1,350.56
Series 3 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	30,265,887	32,771,232	14,178,784
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,189.15	1,267.1	1,352.8
Series 4 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 1,616,606	$ 793,127	$ 75,449
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,245.23	1,307.09	1,366.01

Statements Of Financial Condition (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in U.S. Treasury notes - amortized cost	$ 89,035,888	$ 81,041,000	$ 146,977,164
Cash denominated in foreign currencies, cost	5,003,732	1,754,566	8,260,299
INVESTMENTS IN U.S. TREASURY NOTES - amortized cost	426,967,693	634,052,301	654,167,743
Cash denominated in foreign currencies , cost	$ 0	$ (2,107,152)	$ (469,938)
Units outstanding	483,761.728	638,865.21	679,145.82
Managing Owner Interest [Member]
Units outstanding	8,630.973	8,207.97	8,311.477
Series 1 Unitholders [Member]
Units outstanding	448,137.845	603,996.596	660,222.516
Series 2 Unitholders [Member]
Units outstanding	242.952	190.737	75.492
Series 3 Unitholders [Member]
Units outstanding	25,451.722	25,863.12	10,481.102
Series 4 Unitholders [Member]
Units outstanding	1,298.236	606.787	55.233

Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(1.69%)	1.59%	4.19%
Net Unrealized Appreciation/(Depreciation)	$ (8,773,060)	$ 11,977,105	$ 37,402,229
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.69%)	1.01%	2.97%
Net Unrealized Appreciation/(Depreciation)	(3,560,285)	7,608,540	26,464,835
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(1.00%)	0.58%	1.22%
Net Unrealized Appreciation/(Depreciation)	(5,212,775)	4,368,565	10,937,394
Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.46%	0.98%	3.35%
Net Unrealized Appreciation/(Depreciation)	2,423,728	7,348,602	29,870,315
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.86%)	(0.04%)	0.33%
Net Unrealized Appreciation/(Depreciation)	(4,431,540)	(317,941)	2,974,672
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.10%	0.10%	0.72%
Net Unrealized Appreciation/(Depreciation)	519,385	740,413	6,435,870
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.17%	1.12%	0.16%
Net Unrealized Appreciation/(Depreciation)	6,072,602	8,451,369	1,459,903
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.06%	0.05%	(0.04%)
Net Unrealized Appreciation/(Depreciation)	307,311	416,798	(332,016)
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.10%	0.09%
Net Unrealized Appreciation/(Depreciation)	520,579	647,000
Long Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.05%	0.09%
Net Unrealized Appreciation/(Depreciation)	281,734	679,344
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.02%	0.03%
Net Unrealized Appreciation/(Depreciation)	95,875	213,719
Long Contracts [Member] | Other Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.94%	0.86%	0.20%
Net Unrealized Appreciation/(Depreciation)	4,867,103	6,494,508	1,791,919
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital			0.07%
Net Unrealized Appreciation/(Depreciation)			578,540
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.87%	(0.15%)	1.18%
Net Unrealized Appreciation/(Depreciation)	4,527,661	(1,082,372)	10,487,557
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%	(0.05%)	0.32%
Net Unrealized Appreciation/(Depreciation)	(6,560)	(406,302)	2,892,994
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.82%)	0.00%	0.57%
Net Unrealized Appreciation/(Depreciation)	(4,257,820)	(36,565)	5,040,779
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.53%	(0.14%)	1.60%
Net Unrealized Appreciation/(Depreciation)	2,762,874	(1,033,705)	14,278,410
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(1.15%)	0.03%	(0.38%)
Net Unrealized Appreciation/(Depreciation)	(5,984,013)	259,938	(3,405,480)
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.80%	0.21%	(0.15%)
Net Unrealized Appreciation/(Depreciation)	4,168,165	1,577,490	(1,326,800)
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.03%	(0.31%)	(0.08%)
Net Unrealized Appreciation/(Depreciation)	133,774	(2,352,297)	(707,463)
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.01%)	(0.01%)	(0.01%)
Net Unrealized Appreciation/(Depreciation)	(69,293)	(76,759)	(132,113)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.02%)	0.00%	(0.03%)
Net Unrealized Appreciation/(Depreciation)	(93,560)	(24,710)	(295,000)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(1.97%)	0.05%	(0.13%)
Net Unrealized Appreciation/(Depreciation)	(10,215,962)	377,431	(1,179,968)
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.01%	0.18%	(0.03%)
Net Unrealized Appreciation/(Depreciation)	26,983	1,407,123	(262,312)
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.01%	(0.09%)	0.05%
Net Unrealized Appreciation/(Depreciation)	65,880	(648,340)	498,176
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(1.53%)	0.72%	(0.38%)
Net Unrealized Appreciation/(Depreciation)	$ (7,975,649)	$ 5,402,270	$ (3,341,016)

Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (Parenthetical) (Long Contracts [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2012 contract	Dec. 31, 2011 contract	Dec. 31, 2010 contract
2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term	2 years	2 years	2 years
Contracts	3,067	2,581	1,725
Investment settlement date	Dec 1, 2012	Mar 1, 2012	Mar 1, 2011
5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term	5 years	5 years
Contracts	1,480	2,385
Investment settlement date	Dec 1, 2012	Mar 1, 2012
10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term	10 years	10 years
Contracts	484	1,128
Investment settlement date	Dec 1, 2012	Mar 1, 2012
30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Investment Term	30 years	30 years
Contracts	100	279
Investment settlement date	Dec 1, 2012	Mar 1, 2012

Condensed Schedule Of Investments (U.S. Treasury Notes) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	(1.69%)	1.59%	4.19%
U.S. Treasury Notes, 0.875%, 03/31/2011 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			174,000,000
Fair Value as a % of Trust Capital			19.52%
Fair Value			174,299,063
U.S. Treasury Notes, 0.875%, 05/31/2011 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			185,700,000
Fair Value as a % of Trust Capital			20.86%
Fair Value			186,251,297
U.S. Treasury Notes, 1.000%, 08/31/2011 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			219,330,000
Fair Value as a % of Trust Capital			24.69%
Fair Value			220,460,920
U.S. Treasury Notes, 0.750%, 11/30/2011 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			219,650,000
Fair Value as a % of Trust Capital			24.70%
Fair Value			220,542,328
U.S. Treasury Notes, 0.875%, 02/29/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		215,950,000
Fair Value as a % of Trust Capital		28.71%
Fair Value		216,236,809
U.S. Treasury Notes, 0.375%, 08/31/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		218,390,000
Fair Value as a % of Trust Capital		29.05%
Fair Value		218,782,420
U.S. Treasury Notes, 4.250%, 09/30/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		222,440,000
Fair Value as a % of Trust Capital		30.44%
Fair Value		229,234,847
U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	50,710,000	50,710,000
Fair Value as a % of Trust Capital	9.79%	6.75%
Fair Value	50,743,675	50,874,410
U.S. Treasury Notes, 0.625%, 02/28/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	149,850,000
Fair Value as a % of Trust Capital	28.96%
Fair Value	150,157,310
U.S. Treasury Notes, 3.375%, 07/31/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	146,530,000
Fair Value as a % of Trust Capital	29.01%
Fair Value	150,422,203
U.S. Treasury Notes, 0.125%, 09/30/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	164,840,000
Fair Value as a % of Trust Capital	31.78%
Fair Value	164,743,420
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	99.54%	94.95%	89.77%
Fair Value	516,066,608	715,128,486	801,553,608

Condensed Schedule Of Investments (U.S. Treasury Notes) (Parenthetical) (USD $)	12 Months Ended							9 Months Ended	12 Months Ended	9 Months Ended
	Dec. 31, 2010 U.S. Treasury Notes, 0.875%, 03/31/2011 [Member]	Dec. 31, 2010 U.S. Treasury Notes, 0.875%, 05/31/2011 [Member]	Dec. 31, 2010 U.S. Treasury Notes, 1.000%, 08/31/2011 [Member]	Dec. 31, 2010 U.S. Treasury Notes, 0.750%, 11/30/2011 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 0.875%, 02/29/2012 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 0.375%, 08/31/2012 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 4.250%, 09/30/2012 [Member]	Sep. 30, 2012 U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]	Sep. 30, 2012 U.S. Treasury Notes, 0.625%, 02/28/2013 [Member]	Sep. 30, 2012 U.S. Treasury Notes, 3.375%, 07/31/2013 [Member]	Sep. 30, 2012 U.S. Treasury Notes, 0.125%, 09/30/2013 [Member]	Sep. 30, 2012 U.S. Treasury Notes [Member]	Dec. 31, 2011 U.S. Treasury Notes [Member]	Dec. 31, 2010 U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.88%	0.88%	1.00%	0.75%	0.88%	0.38%	4.25%	0.50%	0.50%	0.63%	3.38%	0.13%
Investment Maturity Date	Mar 31, 2011	May 31, 2011	Aug 31, 2011	Nov 30, 2011	Feb 29, 2012	Aug 31, 2012	Sep 30, 2012	Nov 30, 2012	Nov 30, 2012	Feb 28, 2013	Jul 31, 2013	Sep 30, 2013
Amortized Cost of U.S. Treasury Notes													$ 516,003,581	$ 715,093,301	$ 801,144,907

Statements Of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INVESTMENT INCOME:
Interest income	$ 176,744	$ 448,040	$ 656,065	$ 1,715,888	$ 2,072,015	$ 3,235,502	$ 9,966,151
EXPENSES:
Brokerage and custodial fees	8,924,266	13,573,067	30,215,222	42,417,382	54,834,929	57,320,175	63,566,376
Administrative expenses	489,012	556,114	1,529,936	1,680,410	2,158,133	2,233,354	2,670,335
Custody fees and other expenses	28,293	41,159	100,915	121,736	165,650	160,011	193,127
Management fees	162,284	164,840	483,079	402,914	571,739	143,533	10,864
Total expenses	9,603,855	14,335,180	32,329,152	44,622,442	57,730,451	59,857,073	66,440,702
NET INVESTMENT LOSS	(9,427,111)	(13,887,140)	(31,673,087)	(42,906,554)	(55,658,436)	(56,621,571)	(56,474,551)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Futures and forward currency contracts	1,498,842	27,373,746	(10,237,178)	40,782,092	(8,224,392)	87,904,542	(49,280,152)
Foreign exchange translation	(196,650)	162,169	46,021	278,372	(52,568)	352,202	126,508
Net change in unrealized:
Futures and forward currency contracts	4,264,446	(18,793,138)	(20,750,165)	(58,022,892)	(25,425,124)	42,259,414	(9,457,839)
Foreign exchange translation	60,851	(255,785)	112,264	(385,354)	(192,987)	(302,673)	352,661
Net gains (losses) from U.S. Treasury notes:
Realized	(10,011)		(49,638)	38,951	28,504	16,976	526,749
Net change in unrealized	89,716	(331,128)	27,842	(277,718)	(373,516)	(203,035)	(6,705,006)
TOTAL NET REALIZED AND UNREALIZED GAINS (LOSSES)	5,707,194	8,155,864	(30,850,854)	(17,586,549)	(34,240,083)	130,027,426	(64,437,079)
NET INCOME (LOSS)	(3,719,917)	(5,731,276)	(62,523,941)	(60,493,103)	(89,898,519)	73,405,855	(120,911,630)
LESS PROFIT SHARE TO MANAGING OWNER				1,385	1,385	262,695	43,187
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	(3,719,917)	(5,731,276)	(62,523,941)	(60,494,488)	(89,899,904)	73,143,160	(120,954,817)
Series 1 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER			(59,943,196)	(58,980,514)	(87,273,146)	70,377,586	(120,377,559)
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	(11.96)	(10.19)	(110.51)	(93.71)	(139.1)	102.2	(159.03)
Series 2 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER			(14,611)	(10,482)	(16,960)	6,427
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	(0.13)	3.86	(79.86)	(54.66)	(88.62)	72.46
Series 3 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER			(2,040,319)	(1,237,412)	(2,100,691)	1,069,450	48,439
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	0.61	4.69	(77.95)	(52.41)	(85.7)	131.36	40.53
Series 4 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER			$ (69,362)	$ (15,907)	$ (31,196)	$ 4,408
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	6.85	11.45	(61.86)	(31.28)	(58.92)	50.68

Statements Of Changes In Trust Capital (USD $)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Trust capital, Beginning			$ 753,187,394		$ 892,925,611		$ 892,925,611		$ 879,154,612		$ 1,030,381,361
Trust capital units, Beginning			638,865.21		679,145.82		679,145.82		725,375.859		751,554.935
Subscriptions			23,093,623		55,719,859		69,799,650		42,864,905		80,031,122
Subscriptions, units			20,166.892		42,335.984		54,089.406		34,326.986		60,574.678
Redemptions			(195,330,577)		(71,383,188)		(119,639,348)		(102,499,761)		(110,346,241)
Redemptions, units			(176,755.97)		(55,732.935)		(96,675.444)		(83,185.343)		(89,360.41)
Transfers, units											(2.198)
Addt'l units allocated				[1]		[1]		[1]		[1]		[1]
Addt'l units allocated, units			1,485.596	[1]	1,733.172	[1]	2,304.407	[1]	2,428.344	[1]	2,576.712	[1]
Net income (loss)	(3,719,917)	(5,731,276)	(62,523,941)		(60,494,488)		(89,899,904)		73,143,160		(120,954,817)
Managing Owner's profit share							1,385		262,695		43,187
Managing Owner's profit share, units					1.021		1.021		199.974		32.142
Brokerage fee percentage, maximum			7.00%
Managing Owner's allocation:
New Profit-Accrued					1,385		1,385		262,695		43,187
New Profit- Accrued, units					1.021		1.021		199.974		32.142
Trust capital, Ending	518,426,499	816,769,179	518,426,499		816,769,179		753,187,394		892,925,611		879,154,612
Trust capital units, Ending	483,761.728	667,483.062	483,761.728		667,483.062		638,865.21		679,145.82		725,375.859
Series 1 Unitholders [Member]
Trust capital, Beginning			709,737,394		867,646,692		867,646,692		865,980,227		1,018,820,851
Trust capital units, Beginning			603,996.596		660,222.516		660,222.516		714,519.974		743,122.758
Subscriptions			17,207,027		33,778,541		46,027,878		31,438,164		78,304,008
Subscriptions, units			15,371.686		26,038.953		36,354.165		25,234.721		59,130.01
Redemptions			(189,932,898)		(70,766,342)		(116,664,030)		(100,149,285)		(110,305,815)
Redemptions, units			(172,293.03)		(55,276.497)		(94,309.154)		(81,345.253)		(89,327.054)
Transfers											(461,258)
Transfers, units											(388.822)
Addt'l units allocated				[1]		[1]		[1]		[1]		[1]
Addt'l units allocated, units			1,062.593	[1]	1,300.132	[1]	1,729.069	[1]	1,813.074	[1]	1,983.082	[1]
Net income (loss)			(59,943,196)		(58,980,514)		(87,273,146)		70,377,586		(120,377,559)
Managing Owner's allocation:
Trust capital, Ending	477,068,327	771,678,377	477,068,327		771,678,377		709,737,394		867,646,692		865,980,227
Trust capital units, Ending	448,137.845	632,285.104	448,137.845		632,285.104		603,996.596		660,222.516		714,519.974
Net asset value per unit outstanding	1,064.56	1,220.46	1,064.56		1,220.46		1,175.07		1,314.17
Series 2 Unitholders [Member]
Trust capital, Beginning			240,698		101,957		101,957
Trust capital units, Beginning			190.737		75.492		75.492
Subscriptions			75,000		184,000		184,000		95,530
Subscriptions, units			63.612		136.584		136.584		75.492
Redemptions			(13,898)		(28,299)		(28,299)
Redemptions, units			(11.397)		(21.339)		(21.339)
Addt'l units allocated				[1]		[1]		[1]		[1]		[1]
Addt'l units allocated, units								[1]		[1]		[1]
Net income (loss)			(14,611)		(10,482)		(16,960)		6,427
Managing Owner's allocation:
Trust capital, Ending	287,189	247,176	287,189		247,176		240,698		101,957
Trust capital units, Ending	242.952	190.737	242.952		190.737		190.737		75.492
Net asset value per unit outstanding	1,182.08	1,295.9	1,182.08		1,295.9		1,261.94		1,350.56
Series 3 Unitholders [Member]
Trust capital, Beginning			32,771,232		14,178,784		14,178,784		2,236,811
Trust capital units, Beginning			25,863.12		10,481.102		10,481.102		1,831.292
Subscriptions			4,892,681		21,069,917		22,838,898		11,260,170		1,727,114
Subscriptions, units			4,018.914		15,656.061		17,047.103		8,961.54		1,444.668
Redemptions			(5,357,707)		(588,547)		(2,145,759)		(387,647)
Redemptions, units			(4,430.312)		(435.099)		(1,665.085)		(311.73)
Transfers											461,258
Transfers, units											386.624
Addt'l units allocated				[1]		[1]		[1]		[1]		[1]
Addt'l units allocated, units								[1]		[1]		[1]
Net income (loss)			(2,040,319)		(1,237,412)		(2,100,691)		1,069,450		48,439
Managing Owner's allocation:
Trust capital, Ending	30,265,887	33,422,742	30,265,887		33,422,742		32,771,232		14,178,784		2,236,811
Trust capital units, Ending	25,451.722	25,702.064	25,451.722		25,702.064		25,863.12		10,481.102		1,831.292
Net asset value per unit outstanding	1,189.15	1,300.39	1,189.15		1,300.39		1,267.1		1,352.8
Series 4 Unitholders [Member]
Trust capital, Beginning			793,127		75,449		75,449
Trust capital units, Beginning			606.787		55.233		55.233
Subscriptions			918,915		687,401		748,874		71,041
Subscriptions, units			712.68		504.386		551.554		55.233
Redemptions			(26,074)
Redemptions, units			(21.231)
Addt'l units allocated				[1]		[1]		[1]		[1]		[1]
Addt'l units allocated, units						[1]		[1]		[1]		[1]
Net income (loss)			(69,362)		(15,907)		(31,196)		4,408
Managing Owner's allocation:
Trust capital, Ending	1,616,606	746,943	1,616,606		746,943		793,127		75,449
Trust capital units, Ending	1,298.236	559.619	1,298.236		559.619		606.787		55.233
Net asset value per unit outstanding	1,245.23	1,334.73	1,245.23		1,334.73		1,307.09		1,366.01
New Profit Memo Account [Member]
Trust capital, Beginning
Trust capital units, Beginning
Subscriptions
Redemptions
Addt'l units allocated				[1]		[1]		[1]		[1]		[1]
Addt'l units allocated, units				[1]	0.032	[1]	0.05	[1]	0.022	[1]	1.214	[1]
Net income (loss)					(100)		(126)		134		(2,761)
Managing Owner's profit share							1,385		262,695		43,187
Managing Owner's profit share, units					1.021		1.021		199.974		32.142
Transfer of New Profit Memo Account to Managing Owner							(1,259)		(262,829)		(40,426)
Transfer of New Profit Memo Account to Managing Owner, Units							(1.071)		(199.996)		(33.356)
Managing Owner's allocation:
New Profit-Accrued					1,385
New Profit- Accrued, units					1.021		1.021		199.974		32.142
Trust capital, Ending		1,285			1,285
Trust capital units, Ending		1.053			1.053
Net asset value per unit outstanding
Managing Owner [Member]
Trust capital, Beginning			9,644,943		10,922,729		10,922,729		10,937,574		11,560,510
Trust capital units, Beginning			8,207.97		8,311.477		8,311.477		9,024.593		8,432.177
Redemptions							(801,260)		(1,962,829)		(40,426)
Redemptions, units							(679.866)		(1,528.36)		(33.356)
Addt'l units allocated				[1]		[1]		[1]		[1]		[1]
Addt'l units allocated, units			423.003	[1]	433.008	[1]	575.288	[1]	615.248	[1]	592.416	[1]
Net income (loss)			(456,453)		(250,073)		(477,785)		1,685,155		(622,936)
Transfer of New Profit Memo Account to Managing Owner							1,259		262,829		40,426
Transfer of New Profit Memo Account to Managing Owner, Units							1.071		199.996		33.356
Managing Owner's allocation:
Trust capital, Ending	$ 9,188,490	$ 10,672,656	$ 9,188,490		$ 10,672,656		$ 9,644,943		$ 10,922,729		$ 10,937,574
Trust capital units, Ending	8,630.973	8,744.485	8,630.973		8,744.485		8,207.97		8,311.477		9,024.593

[1]	Additional units are issued to Series 1 Unitholders who are charged less than a 7% brokerage fee and the Managing Owner

Statements Of Financial Highlights (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Series 1 Unitholders [Member]
Net loss from operations:
Net investment loss	(19.16)		(21.32)		(57.59)		(65.1)		(85.22)	[1]	(82.06)	[1]	(75.05)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	7.07		11.62		(52.88)		(28.26)		(53.38)		184.52		(75.84)
Net losses from U.S. Treasury obligations	0.13		(0.49)		(0.04)		(0.35)		(0.5)	[1]	(0.26)	[1]	(8.1)	[1]
Net income (loss) from operations									(139.1)		102.2		(158.99)
Profit share allocated to Managing Owner	0		0		0		0		0		0		0.04
Net loss per unit	(11.96)		(10.19)		(110.51)		(93.71)		(139.1)		102.2		(159.03)
Net asset value per unit, beginning of period	$ 1,076.52		$ 1,230.65		$ 1,175.07		$ 1,314.17		$ 1,314.17		$ 1,211.97		$ 1,371
Net asset value per unit, end of period	1,064.56		1,220.46		1,064.56		1,220.46		1,175.07		1,314.17		1,211.97
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(7.00%)	[2]	(6.82%)	[2]	(6.95%)	[2]	(6.77%)	[2]	(6.78%)		(6.66%)		(6.00%)
Total expenses	7.12%	[2]	7.03%	[2]	7.09%	[2]	7.03%	[2]	7.03%		7.03%		7.05%
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%		0.00%		0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	7.12%		7.03%		7.09%		7.03%		7.03%		7.03%		7.05%
Total return before profit share allocation	(1.11%)	[3]	(0.83%)	[3]	(9.40%)	[3]	(7.13%)	[3]	(10.58%)		8.43%		(11.60%)
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(1.11%)		(0.83%)		(9.40%)		(7.13%)		(10.58%)		8.43%		(11.60%)
Series 2 Unitholders [Member]
Net loss from operations:
Net investment loss	(7.73)		(8.41)		(24.92)		(25.08)		(32.99)	[4],[5]	(23.37)	[4],[5]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	7.42		12.99		(55.06)		(28.99)		(54.87)	[5]	124.78	[5]
Net losses from U.S. Treasury obligations	0.18		(0.72)		0.12		(0.59)		(0.76)	[4],[5]	(0.1)	[4],[5]
Net income (loss) from operations									(88.62)	[5]	101.31	[5]
Profit share allocated to Managing Owner	0		0		0		0		0	[5]	28.85	[5]
Net loss per unit	(0.13)		3.86		(79.86)		(54.66)		(88.62)	[5]	72.46	[5]
Net asset value per unit, beginning of period	1,182.21		1,292.04		1,261.94	[5]	1,350.56	[5]	1,350.56	[5]	1,278.1	[5]
Net asset value per unit, end of period	1,182.08		1,295.9		1,182.08		1,295.9		1,261.94	[5]	1,350.56	[5]
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(2.81%)	[2]	(2.55%)	[2]	(2.76%)	[2]	(2.51%)	[2]	(2.52%)	[5]	(2.45%)	[5]
Total expenses	2.93%	[2]	2.76%	[2]	2.89%	[2]	2.76%	[2]	2.75%	[5]	2.80%	[5]
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[5]	2.27%	[5]
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	2.93%		2.76%		2.89%		2.76%		2.75%	[5]	5.07%	[5]
Total return before profit share allocation	(0.01%)	[3]	0.30%	[3]	(6.33%)	[3]	(4.05%)	[3]	(6.56%)	[5]	7.20%	[5]
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[5]	(1.53%)	[5]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(0.01%)		0.30%		(6.33%)		(4.05%)		(6.56%)	[5]	5.67%	[5]
Series 3 Unitholders [Member]
Net loss from operations:
Net investment loss	(7.77)		(7.63)		(22.72)		(22.64)		(29.8)	[4],[6]	(27.9)	[4],[6]	(8.71)	[4],[6]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	8.2		12.96		(55.25)		(29.19)		(55.16)	[6]	206.79	[6]	58.5	[6]
Net losses from U.S. Treasury obligations	0.18		(0.64)		0.02		(0.5)		(0.68)	[4],[6]	(0.41)	[4],[6]	(0.59)	[4],[6]
Net income (loss) from operations									(85.64)	[6]	178.48	[6]	49.2	[6]
Profit share allocated to Managing Owner	0		0		0		(0.08)		0.06	[6]	47.12	[6]	8.67	[6]
Net loss per unit	0.61		4.69		(77.95)		(52.41)		(85.7)	[6]	131.36	[6]	40.53	[6]
Net asset value per unit, beginning of period	1,188.54		1,295.7		1,267.1	[6]	1,352.8	[6]	1,352.8	[6]	1,221.44	[6]	1,180.91	[6]
Net asset value per unit, end of period	1,189.15		1,300.39		1,189.15		1,300.39		1,267.1	[6]	1,352.8	[6]	1,221.44	[6]
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(2.56%)	[2]	(2.30%)	[2]	(2.50%)	[2]	(2.26%)	[2]	(2.27%)	[6]	(2.19%)	[6]	(2.14%)	[6]
Total expenses	2.68%	[2]	2.51%	[2]	2.64%	[2]	2.51%	[2]	2.50%	[6]	2.55%	[6]	2.61%	[6]
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.01%	[3]	0.01%	[6]	3.70%	[6]	0.71%	[6]
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	2.68%		2.51%		2.64%		2.52%		2.51%	[6]	6.25%	[6]	3.32%	[6]
Total return before profit share allocation	0.05%	[3]	0.36%	[3]	(6.15%)	[3]	(3.86%)	[3]	(6.33%)	[6]	13.71%	[6]	4.17%	[6]
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.01%	[3]	(0.01%)	[6]	(2.96%)	[6]	(0.74%)	[6]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	0.05%		0.36%		(6.15%)		(3.87%)		(6.34%)	[6]	10.75%	[6]	3.43%	[6]
Series 4 Unitholders [Member]
Net loss from operations:
Net investment loss	(1.77)		(1.03)		(4.74)		(2.51)		(3.46)	[4],[7]	(0.38)	[4],[7]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	8.42		13.04		(57.14)		(28.33)		(54.83)	[7]	51.13	[7]
Net losses from U.S. Treasury obligations	0.2		(0.56)		0.02		(0.44)		(0.63)	[4],[7]	(0.07)	[4],[7]
Net income (loss) from operations									(58.92)	[7]	50.68	[7]
Profit share allocated to Managing Owner	0		0		0		0
Net loss per unit	6.85		11.45		(61.86)		(31.28)
Net asset value per unit, beginning of period	1,238.38		1,323.28		1,307.09	[7]	1,366.01	[7]	1,366.01	[7]	1,315.33	[7]
Net asset value per unit, end of period	$ 1,245.23		$ 1,334.73		$ 1,245.23		$ 1,334.73		$ 1,307.09	[7]	$ 1,366.01	[7]
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(0.55%)	[2]	(0.30%)	[2]	(0.50%)	[2]	(0.24%)	[2]	(0.26%)	[7]	(0.17%)	[7]
Total expenses	0.68%	[2]	0.51%	[2]	0.64%	[2]	0.50%	[2]	0.49%	[7]	0.47%	[7]
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	0.68%		0.51%		0.64%		0.50%
Total return before profit share allocation	0.55%	[3]	0.87%	[3]	(4.73%)	[3]	(2.29%)	[3]
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	0.55%		0.87%		(4.73%)		(2.29%)		(4.31%)	[7]	3.85%	[7]

[1]	Calculated based on the weighted average number of units during the year, see Note 7.
[2]	annualized
[3]	not annualized
[4]	Calculated based on the weighted average number of units during the year/period, see Note 7.
[5]	Series 2 units were first issued on April 1, 2010. Net investment loss and total expense ratios for the period ended December 31, 2010 have been annualized.
[6]	Series 3 units were first issued on September 1, 2009. Net investment loss and total expense ratios for the period ended December 31, 2009 have been annualized.
[7]	Series 4 units were first issued on November 1, 2010. Net investment loss and total expense ratios for the period ended December 31, 2010 have been annualized.

Basis Of Presentation And Summary Of Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Basis Of Presentation And Summary Of Significant Accounting Policies [Abstract]
Basis Of Presentation And Summary Of Significant Accounting Policies

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying unaudited financial statements, in the opinion of management, include all adjustments (consisting only of normal recurring adjustments) necessary for a fair presentation of Global Macro Trust's (the "Trust") financial condition at September 30, 2012 and December 31, 2011 and the results of its operations for the three and nine months ended September 30, 2012 and 2011 (unaudited). These financial statements present the results of interim periods and do not include all disclosures normally provided in annual financial statements. It is suggested that these financial statements be read in conjunction with the audited financial statements and notes included in the Trust's annual report on Form 10-K filed with the Securities and Exchange Commission for the year ended December 31, 2011. The December 31, 2011 information has been derived from the audited financial statements as of December 31, 2011.

With the effectiveness of the Trust's Registration Statement on August 12, 2009, the Trust began to offer Series 2, Series 3 and Series 4 Units. The only Units offered prior to such date were the Series 1 Units.

The preparation of financial statements in conformity with accounting principles generally accepted ("U.S. GAAP") in the United States of America (the "U.S.") requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

The Trust enters into contracts that contain a variety of indemnification provisions. The Trust's maximum exposure under these arrangements is unknown. The Trust does not anticipate recognizing any loss related to these arrangements.

The Income Taxes topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification (the "Codification") clarifies the accounting for uncertainty in tax positions. This requires that the Trust recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Trust's open tax years, 2009 to 2011, for the U.S. Federal jurisdiction, the New York, Connecticut and Delaware state jurisdictions and the New York City jurisdiction, there are no uncertain tax positions. The Trust is treated as a limited partnership for federal and state income tax reporting purposes and therefore the unitholders in the trust ("Unitholders") are responsible for the payment of taxes.

There have been no material changes with respect to the Trust's critical accounting policies, off-balance sheet arrangements or disclosure of contractual obligations as reported in the Trust's Annual Report on Form 10-K for fiscal year 2011.

Organization	12 Months Ended
Dec. 31, 2011
Organization [Abstract]
Organization

1.	ORGANIZATION

Global Macro Trust (the "Trust") was organized on July 23, 2001, under the Delaware Statutory Trust Act. At such time, original capital of $400 by Millburn Ridgefield Corporation (the "Managing Owner") and $1,600 by the Initial Unitholder, an affiliated entity, was contributed to the Trust. The Trust commenced trading operations on July 1, 2002. The Trust engages in the speculative trading of futures and forward currency contracts. The instruments that are traded by the Trust are volatile and involve a high degree of market risk.

The Managing Owner manages the business of the Trust and makes all trading decisions.

The Managing Owner has agreed to make additional capital contributions, subject to certain possible exceptions, in order to maintain its capital account at not less than 1% of the total outstanding capital contributions in the Trust (including the Managing Owner's contributions) but in no event shall the Managing Owner invest less than $500,000. The Managing Owner and the holders (the "Unitholders") of the Units of Beneficial Interest ("Units") issued by the Trust will share in any profits and losses of the Trust in proportion to the percentage interest owned by each before brokerage commissions, management fees and profit share allocations.

The Trust will dissolve on December 31, 2031 or at an earlier date if certain conditions occur set forth in the Fourth Amended and Restated Declaration of Trust and the Trust Agreement (the "Agreement").

Recent Accounting Standard	9 Months Ended
Sep. 30, 2012
Recent Accounting Standard [Abstract]
Recent Accounting Standard

2. RECENT ACCOUNTING STANDARD

In December 2011, FASB issued ASU 2011-11, "Disclosures about Offsetting Assets and Liabilities" which creates a new disclosure requirement about the nature of an entity's rights of setoff and the related arrangement associated with its financial instruments and derivative instruments. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the Statements of Financial Condition and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Trust should also provide the disclosures retrospectively for all comparative periods presented. Millburn Ridgefield Corporation (the "Managing Owner") is currently evaluating the impact that the standard would have on the financial statements.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States ("U.S. GAAP") as detailed in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("Codification").

Investments — The Trust records its transactions in futures and forward currency contracts and United States ("U.S.") Treasury notes including related income and expenses on a trade date basis.

Open futures contracts are valued at quoted market values. Open forward currency contracts are valued at fair value which is based on pricing models that consider the time value of money and the current market and contractual prices of the underlying financial instruments. Brokerage commissions on futures contracts are expensed when contracts are opened. Realized gains (losses) and changes in unrealized appreciation (depreciation) on futures and forward currency contracts are recognized in the periods in which the contracts are closed or the changes in the value of open contracts occur and are included in net realized and unrealized gains (losses) in the Statements of Operations.

Investments in U.S. Treasury notes are valued at fair value based on the midpoint of bid/ask quotations reported daily at 3 pm EST by Bloomberg. The Trust amortizes premiums and accretes discounts on U.S. Treasury notes. Such securities are normally on deposit with financial institutions (see Note 6) as collateral for performance of the Trust's trading obligations with respect to derivative contracts or are held for safekeeping in a custody account at HSBC Bank USA, N.A.

Cash and Cash Equivalents — Cash and cash equivalents includes cash and investments in Dreyfus Treasury Prime Cash Management, a short term U.S. government securities and related instruments money market fund

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated to U.S. Dollars at prevailing exchange rates of such currencies. Purchases and sales of investments are translated to U.S. Dollars at the exchange rate prevailing when such transactions occurred.

Income Taxes — The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Trust recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Trust's open tax years, 2008 to 2011, for the U.S. Federal jurisdiction, the New York and Delaware State jurisdictions and the New York City jurisdiction, there are no uncertain tax positions. The Trust is treated as a limited partnership for federal and state income tax reporting purposes and therefore the Unitholders are responsible for the payment of taxes.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Right of Offset — The customer agreements between the Trust and each of its brokers give the Trust the legal right to net unrealized gains and losses with each broker. Unrealized gains and losses related to offsetting transactions with these brokers are reflected on a net basis in the equity in trading accounts in the Statements of Financial Condition.

Fair Value of Financial Instruments — The fair value of the Trust's assets and liabilities which qualify as financial instruments under the Fair Value Measurements and Disclosures topic of the Codification approximates the carrying amounts presented in the Statements of Financial Condition. The topic defines fair value, establishes a framework for measurement of fair value and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Trust separates its investments into two categories: cash instruments and derivative contracts.

Cash Instruments — The Trust's cash instruments are generally classified within Level 1 of the fair value hierarchy because they are typically valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include U.S. government obligations and an investment in a quoted short-term U.S. government securities and related instruments money market fund. The Managing Owner of the Trust does not adjust the quoted price for such instruments even in situations where the Trust holds a large position and a sale could reasonably impact the quoted price.

Derivative Contracts — Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded futures contracts are valued based on quoted closing settlement prices and typically fall within Level 1 of the fair value hierarchy.  OTC derivatives or forward currency contracts are valued based on pricing models that consider the current market prices ("spot prices") plus the time value of money ("forward points") and contractual prices of the underlying financial instruments. The forward points from the quotation service providers are generally in periods of one month, two months, three months and six months forward while the contractual forward delivery dates for the foreign forward currency contracts traded by the Trust may be in between these periods. The Managing Owner's policy is to calculate the forward points for each contract being valued by determining the number of days from the date the forward currency contract is being valued to its maturity date and then using straight-line interpolation to calculate the valuation of forward points for the applicable forward currency contract. Model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

During the years ended December 31, 2011 and 2010, there were no transfers of assets or liabilities between Level 1 and Level 2. The following table represents the Trust's investments by hierarchical level as of December 31, 2011 and 2010 in valuing the Trust's investments at fair value. At December 31, 2011 and 2010, the Trust held no assets or liabilities classified in Level 3.

Financial Assets at Fair Value as of December 31, 2011

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$715,128,486	$-	$715,128,486
Short-term money market fund*	42,244,442	-	42,244,442
Exchange-traded futures contracts
Energies	1,259,549	-	1,259,549
Grains	(1,611,884)	-	(1,611,884)
Interest rates	8,374,610	-	8,374,610
Livestock	(24,710)	-	(24,710)
Metals	(704,941)	-	(704,941)
Softs	1,000,821	-	1,000,821
Stock indices	(684,905)	-	(684,905)

Total exchange-traded futures contracts	7,608,540	-	7,608,540

Over-the-counter forward currency contracts	-	4,368,565	4,368,565

Total futures and forward currency contracts (2)	7,608,540	4,368,565	11,977,105

Total financial assets at fair value	$764,981,468	$4,368,565	$769,350,033

Per line item in the Statements of Financial Condition

(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$81,045,824
Investments in U.S. Treasury notes held in custody			634,082,662
Total investments in U.S. Treasury notes			$715,128,486

(2)
Net unrealized appreciation on futures and forward currency contracts			$12,894,380
Net unrealized depreciation on futures and forward currency contracts			(917,275)
Total unrealized appreciation and depreciation on futures and forward currency contracts			$11,977,105

*	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets at Fair Value as of December 31, 2010

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$801,553,608	$-	$801,553,608
Short-term money market fund*	47,651,151	-	47,651,151
Exchange-traded futures contracts
Energies	1,647,872	-	1,647,872
Grains	5,728,407	-	5,728,407
Interest rates	1,327,790	-	1,327,790
Livestock	283,540	-	283,540
Metals	9,307,589	-	9,307,589
Softs	2,630,682	-	2,630,682
Stock indices	5,538,955	-	5,538,955

Total exchange-traded futures contracts	26,464,835	-	26,464,835

Over-the-counter forward currency contracts	-	10,937,394	10,937,394

Total futures and forward currency contracts (2)	26,464,835	10,937,394	37,402,229

Total financial assets at fair value	$875,669,594	$10,937,394	$886,606,988

Per line item in the Statements of Financial Condition

(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$147,055,005
Investments in U.S. Treasury notes held in custody			654,498,603
Total investments in U.S. Treasury notes			$801,553,608

(2)
Net unrealized appreciation on futures and forward currency contracts			$37,402,229
Net unrealized depreciation on futures and forward currency contracts			-
Total unrealized appreciation and depreciation on futures and forward currency contracts			$37,402,229

*	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Recent Accounting Standards —In December 2011, FASB issued ASU 2011-11, "Disclosures about Offsetting Assets and Liabilities" which creates a new disclosure requirement about the nature of an entity's rights of setoff and the related arrangement associated with its financial instruments and derivative instruments. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the

Statements of Financial Condition and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Trust should also provide the disclosures retrospectively for all comparative periods presented.  The Managing Owner is currently evaluating the impact that the standard would have on the financial statements.

Fair Value	9 Months Ended
Sep. 30, 2012
Fair Value [Abstract]
Fair Value

3. FAIR VALUE

The Fair Value Measurements and Disclosures topic of the Codification defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are described below:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2: Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3: Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Trust separates its investments into two categories: cash instruments and derivative contracts.

Cash Instruments – The Trust's cash instruments are generally classified within Level 1 of the fair value hierarchy because they are typically valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include U.S. government obligations and an investment in a quoted short-term U.S. Government Money Market Fund. The Managing Owner does not adjust the quoted price for such instruments even in situations where the Trust holds a large position and a sale could reasonably impact the quoted price.

Derivative Contracts – Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded futures contracts are valued based on quoted closing settlement prices and typically fall within Level 1 of the fair value hierarchy.

OTC derivatives, or forward currency contracts, are valued based on pricing models that consider the current market prices ("spot prices") plus the time value of money ("forward points") and contractual prices of the underlying financial instruments. The forward points from the quotation service providers are generally in periods of one month, two months, three months and six months forward while the contractual forward delivery dates for the foreign forward currency contracts traded by the Trust may be in between these periods. The Managing Owner's policy is to calculate the forward points for each contract being valued by determining the number of days from the date the forward currency contract is being valued to its maturity date and then using straight-line interpolation to calculate the valuation of forward points for the applicable forward currency contract. Model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

During the three and nine months ended September 30, 2012 and 2011, there were no transfers of assets or liabilities between Level 1 and Level 2. The following tables represent the Trust's investments by hierarchical level as of September 30, 2012 and December 31, 2011 in valuing the Trust's investments at fair value. At September 30, 2012 and December 31, 2011, the Trust held no assets or liabilities classified in Level 3.

Financial Assets and Liabilities at Fair Value as of September 30, 2012

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$516,066,608	$-	$516,066,608
Short-term money market fund*	10,492,197	-	10,492,197
Exchange-traded futures contracts
Energies	(263,375)	-	(263,375)
Grains	653,159	-	653,159
Interest rates	6,003,309	-	6,003,309
Livestock	(93,560)	-	(93,560)
Metals	(5,688,301)	-	(5,688,301)
Softs	20,423	-	20,423
Stock indices	(4,191,940)	-	(4,191,940)

Total exchange-traded futures contracts	(3,560,285)	-	(3,560,285)

Over-the-counter forward currency contracts	-	(5,212,775)	(5,212,775)

Total futures and forward currency contracts (2)	(3,560,285)	(5,212,775)	(8,773,060)

Total financial assets at fair value	$522,998,520	$(5,212,775)	$517,785,745

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$89,045,408
Investments in U.S. Treasury notes held in custody			427,021,200
Total investments in U.S. Treasury notes			$516,066,608

(2)
Net unrealized appreciation on futures and forward currency contracts			$3,356,525
Net unrealized depreciation on futures and forward currency contracts			(12,129,585)
Total unrealized depreciation on futures and forward currency contracts			$(8,773,060)

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets and Liabilities at Fair Value as of December 31, 2011

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$715,128,486	$-	$715,128,486
Short-term money market fund*	42,244,442	-	42,244,442
Exchange-traded futures contracts
Energies	1,259,549	-	1,259,549
Grains	(1,611,884)	-	(1,611,884)
Interest rates	8,374,610	-	8,374,610
Livestock	(24,710)	-	(24,710)
Metals	(704,941)	-	(704,941)
Softs	1,000,821	-	1,000,821
Stock indices	(684,905)	-	(684,905)

Total exchange-traded futures contracts	7,608,540	-	7,608,540

Over-the-counter forward currency contracts	-	4,368,565	4,368,565

Total futures and forward currency contracts (2)	7,608,540	4,368,565	11,977,105

Total financial assets at fair value	$764,981,468	$4,368,565	$769,350,033

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$81,045,824
Investments in U.S. Treasury notes held in custody			634,082,662
Total investments in U.S. Treasury notes			$715,128,486

(2)
Net unrealized appreciation on futures and forward currency contracts			$12,894,380
Net unrealized depreciation on futures and forward currency contracts			(917,275)
Total unrealized appreciation on futures and forward currency contracts			$11,977,105

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Trust Agreement	12 Months Ended
Dec. 31, 2011
Trust Agreement [Abstract]
Trust Agreement

3.	TRUST AGREEMENT

With the effectiveness of the Trust's Registration Statement on August 12, 2009, the Trust began to offer Series 2, Series 3 and Series 4 units. The only units offered prior to such date were Series 1 units. Series 2, Series 3 and Series 4 units were first issued April 1, 2010, September 1, 2009 and November 1, 2010, respectively.

Series 1 Unitholders pay brokerage fees to the Managing Owner at the annual rate of up to 7.0% of their average month-end Net Assets Value (prior to reduction for accrued brokerage commissions or Profit Share). Series 1 Unitholders who make net capital investments into Series 1 of $100,000 or more or who had previously invested through asset-based fee or fixed fee investment programs are charged less than the annual brokerage rate of 7.0% as follows:

Net Capital Investments	Brokerage Fees

$100,000–$499,999	6.50%
$500,000–$999,999	6.00
Greater than $1,000,000	5.50
Asset-based or fixed fee investment programs	4.00

Brokerage fees are charged to capital accounts of the Managing Owner, its principals, their respective affiliates or the New Profit Memo Account only to the extent of charges paid to third party executing and clearing brokers. In order to maintain a uniform Net Asset Value per Unit, additional Units are issued to Series 1 Unitholders who are charged less than a 7.0% brokerage fee.

The Managing Owner, not the Trust, pays the allocable share to Series 1 of all routine costs of executing and clearing the Trust's futures trades including brokerage commissions payable to the clearing brokers and electronic platform trading costs. The Managing Owner also pays, from its own funds, selling commissions on all sales of Series 1 Units.

The Trust pays the Managing Owner a management fee of 2% per year of the Trust's Net Asset Value (before management fee and profit share calculations) attributable to Series 2 and 3 Units. In addition, Series 2 Unitholders pay an annual custodial fee of 0.25% of their attributable Net Asset Value before management fee and profit share calculations. Series 2, 3 and 4 Units are also charged for their pro rata share of the Trust's actual trade execution and clearing costs including electronic platform trading costs. Series 4 Unitholders are not charged a management fee.

The Agreement provides that the Managing Owner's profit share, equal to 20% of New Trading Profits in excess of the highest cumulative level of Trading Profit as of any previous calendar year-end, is charged to the Unitholders' capital accounts. The highest cumulative level of Trading Profit is maintained separately for Series 1 and Series 2 and 3 Unitholders in the aggregate. Series 4 Unitholders are not charged profit share. New Trading Profits include realized and unrealized trading profits (losses), brokerage fees, trading-related expenses and administrative expenses. New Trading Profits do not include interest income. For Unitholders' redemptions during the year, the profit share calculation shall be computed as though the redemption occurred at year-end. Profit share attributable to interests redeemed during a year is tentatively credited to an account maintained for bookkeeping purposes called New Profit Memo Account. Any profit share charged is added to the Managing Owner's capital account to the extent that net taxable capital gains are allocated to the Managing Owner. The remainder of such profit share, if any, is added to the New Profit Memo Account. The Managing Owner may not make any withdrawal from the balance in the New Profit Memo Account. If, at the end of a subsequent year, net taxable gains are allocated to the Managing Owner in excess of such year's profit share, a corresponding amount is transferred from the New Profit Memo Account to the Managing Owner's capital account.

The Trust will pay its legal, accounting, auditing, printing, postage and similar administrative expenses (including Trustees' fees, accounting services fees and the expenses of updating the Prospectus) as well as extraordinary costs. The Managing Owner, at its discretion, may reimburse certain expenses paid by the Trust.

Units may be redeemed at the option of any Unitholder at Net Asset Value (as defined in the Agreement) as of the close of business on the last business day of any calendar month on ten business days written notice to the Managing Owner. Series 1 Unitholders who redeem Units at or prior to the end of the first consecutive six-month and five-month periods after such Units are sold shall be assessed redemption charges calculated based on their redeemed Units' Net Asset Value as of the date of redemption as follows:

	Redemption Charges
Subscriptions	First 6 Months	Second 5 Months

Less than $100,000	4.0%	3.0%
$100,000–$499,999	3.5	2.5
$500,000–$999,999	3.0	2.0
Greater than $1,000,000	2.5	1.5

All redemption charges will be paid to the Managing Owner. At December 31, 2011 and 2010, $801 and $1,276, respectively, of redemption charges were owed to the Managing Owner and are included in "Due to Managing Owner" in the Statements of Financial Condition. The aggregate amount of redemption charges paid to the Managing Owner for the years ended December 31, 2011, 2010, and 2009, were $18,650, $17,207, and $266,979, respectively.

Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments

4. DERIVATIVE INSTRUMENTS

The Derivatives and Hedging topic of the Codification requires qualitative disclosure about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

The Trust's market risk is influenced by a wide variety of factors including the level and volatility of interest rates, exchange rates, equity price levels, the market value of financial instruments and contracts, the diversification effects among the Trust's open positions and the liquidity of the markets in which it trades.

The Trust engages in the speculative trading of futures and forward contracts on currencies, energies, grains, interest rates, livestock, metals, softs and stock indices. The following were the primary trading risk exposures of the Trust at September 30, 2012, by market sector:

Agricultural (grains, livestock and softs) – The Trust's primary exposure is to agricultural price movements, which are often directly affected by severe or unexpected weather conditions as well as supply and demand factors.

Currencies – Exchange rate risk is a principal market exposure of the Trust. The Trust's currency exposure is to exchange rate fluctuations, primarily fluctuations which disrupt the historical pricing relationships between different currencies and currency pairs. The fluctuations are influenced by interest rate changes as well as political and general economic conditions. The Trust trades in a large number of currencies including cross-rates—e.g., positions between two currencies other than the U.S. dollar.

Energies – The Trust's primary energy market exposure is to gas and oil price movements, often resulting from political developments in the Middle East and economic conditions worldwide. Energy prices are volatile and substantial profits and losses have been and are expected to continue to be experienced in this market.

Interest Rates – Interest rate movements directly affect the price of the sovereign bond futures positions held by the Trust and indirectly the value of its stock index and currency positions. Interest rate movements in one country as well as relative interest rate movements between countries may materially impact the Trust's profitability. The Trust's primary interest rate exposure is to interest rate fluctuations in countries or regions including Australia, Canada, Japan, Switzerland, the United Kingdom, the U.S. and the Eurozone. However, the Trust also may take positions in futures contracts on the government debt of other nations. The Managing Owner anticipates that interest rates in these industrialized countries or areas, both long-term and short-term, will remain the primary interest rate market exposure of the Trust for the foreseeable future.

Metals – The Trust's metals market exposure is to fluctuations in the price of aluminum, copper, gold, lead, nickel, platinum, silver, tin and zinc.

Stock Indices – The Trust's equity exposure, through stock index futures, is to equity price risk in the major industrialized countries as well as other countries.

The Derivatives and Hedging topic of the Codification requires entities to recognize in the Statements of Financial Condition all derivative contracts as assets or liabilities. Fair values of futures and forward currency contracts in an asset position by counterparty are recorded in the Statements of Financial Condition as "Net unrealized appreciation on open futures and forward currency contracts." Fair values of futures and forward currency contracts in a liability position by counterparty are recorded in the Statements of Financial Condition as "Net unrealized depreciation on open futures and forward currency contracts." The Trust's policy regarding fair value measurement is discussed in the Fair Value and Disclosures note, contained herein.

Since the derivatives held or sold by the Trust are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of the Derivatives and Hedging guidance. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Trust's trading gains and losses in the Statements of Operations.

See "Item 3. Quantitative and Qualitative Disclosures About Market Risk" for additional derivative-related information.

The following tables present the fair value of open futures and forward currency contracts, held long or sold short, at September 30, 2012 and December 31, 2011. Fair value is presented on a gross basis even though the contracts are subject to master netting agreements and qualify for net presentation in the Statements of Financial Condition.

Fair Value of Futures and Forward Currency Contracts at September 30, 2012

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$483,002	$(4,914,542)	$4,912,990	$(744,825)	(263,375)
Grains	1,309,148	(789,763)	176,950	(43,176)	653,159
Interest rates	6,221,310	(148,708)	-	(69,293)	6,003,309
Livestock	-	-	9,080	(102,640)	(93,560)
Metals	4,560,761	(33,100)	-	(10,215,962)	(5,688,301)
Softs	-	(6,560)	185,655	(158,672)	20,423
Stock indices	100,484	(4,358,304)	144,849	(78,969)	(4,191,940)
Total futures contracts:	12,674,705	(10,250,977)	5,429,524	(11,413,537)	(3,560,285)

Forward currency contracts	4,907,829	(2,144,955)	354,100	(8,329,749)	(5,212,775)

Total futures and forward currency contracts	$17,582,534	$(12,395,932)	$5,783,624	$(19,743,286)	$(8,773,060)

Fair Value of Futures and Forward Currency Contracts at December 31, 2011

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$20,943	$(338,884)	$1,602,200	$(24,710)	$1,259,549
Grains	740,413	-	-	(2,352,297)	(1,611,884)
Interest rates	8,941,748	(490,379)	15,566	(92,325)	8,374,610
Livestock	-	-	43,060	(67,770)	(24,710)
Metals	184,553	(1,266,925)	1,913,004	(1,535,573)	(704,941)
Softs	6,843	(413,145)	1,560,188	(153,065)	1,000,821
Stock indices	-	(36,565)	968,194	(1,616,534)	(684,905)
Total futures contracts	9,894,500	(2,545,898)	6,102,212	(5,842,274)	7,608,540

Forward currency contracts	2,688,904	(3,722,609)	8,706,240	(3,303,970)	4,368,565

Total futures and forward currency contracts	$12,583,404	$(6,268,507)	$14,808,452	$(9,146,244)	$11,977,105

The effect of trading futures and forward currency contracts is represented on the Statements of Operations for the three and nine months ended September 30, 2012 and 2011 as "Net realized gains (losses) on closed positions: Futures and forward currency contracts" and "Net change in unrealized: Futures and forward currency contracts." These trading gains and losses are detailed below:

Trading gains (losses) of futures and forward currency contracts for the three and nine months ended September 30, 2012 and 2011

	Three months ended:	Three months ended:	Nine months ended:	Nine months ended:
Sector	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Futures contracts:
Energies	$(7,700,983)	$(2,398,972)	$(7,367,605)	$8,016,181
Grains	5,041,489	(912,104)	(4,017,144)	(8,127,104)
Interest rates	12,360,799	57,885,768	23,736,197	62,711,543
Livestock	(57,100)	(1,119,910)	(677,840)	(2,557,450)
Metals	(2,958,668)	3,792,688	(8,537,836)	720,895
Softs	(1,153,758)	(2,367,534)	2,945,042	(3,082,845)
Stock indices	1,536,582	(9,412,134)	(18,583,338)	(50,676,983)
Total futures contracts	7,068,361	45,467,802	(12,502,524)	7,004,237

Forward currency contracts	(1,305,073)	(36,887,194)	(18,484,819)	(24,245,037)

Total futures and forward currency contracts	$5,763,288	$8,580,608	$(30,987,343)	$(17,240,800)

The following table presents average notional value by sector in U.S. dollars of open futures and forward currency contracts for the nine months ended September 30, 2012 and 2011. The Trust's average net asset value for the nine months ended September 30, 2012 and 2011 was approximately $638,000,000 and $874,000,000, respectively.

Average notional value by sector of futures and forward currency contracts for the nine months ended September 30, 2012 and 2011

	2012		2011
Sector	Long positions	Short positions	Long positions	Short positions
Futures contracts:
Energies	$79,500,659	$85,418,301	$145,382,791	$52,201,872
Grains	29,325,720	22,051,449	63,147,607	37,027,000
Interest rates	1,349,481,628	14,239,243	967,410,272	68,682,130
Livestock	-	7,374,385	7,409,930	7,885,240
Metals	23,476,364	56,502,572	99,205,943	32,563,685
Softs	4,383,940	27,914,065	21,279,018	5,340,067
Stock indices	141,743,262	84,425,392	303,769,006	38,133,265
Total futures contracts	1,627,911,573	297,925,407	1,607,604,567	241,833,259

Forward currency contracts	342,856,729	396,961,803	838,863,083	236,374,113

Total futures and forward currency contracts	$1,970,768,302	$694,887,210	$2,446,467,650	$478,207,372

Notional values in the interest rate sector were calculated by converting the notional value in local currency of open interest rate futures positions with maturities less than 10 years to 10-year equivalent fixed income instruments and translated to U.S. dollars at September 30, 2012 and 2011. The 10-year note is often used as a benchmark for many types of fixed-income instruments and the Managing Owner believes it is a more meaningful representation of notional values of the Trust's open interest rate positions.

CONCENTRATION OF CREDIT RISK

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is normally reduced to the extent that an exchange or clearing organization acts as a counterparty to futures transactions since typically the collective credit of the members of the exchange is pledged to support the financial integrity of the exchange.

The Managing Owner seeks to minimize credit risk primarily by depositing and maintaining the Trust's assets at financial institutions and trading counterparties which the Managing Owner believes to be creditworthy. In addition, for OTC forward currency contracts, the Trust enters into master netting agreements with its counterparties. Collateral posted at the various counterparties for trading of futures and forward currency contracts includes cash and U.S. Treasury notes.

A significant portion of the Trust's forward currency trading activities are cleared by Barclays Bank PLC ("BB"), Deutsche Bank AG ("DB") and Morgan Stanley & Co. LLC ("MS"). The Trust began trading at BB on June 2, 2011. The Trust's concentration of credit risk associated with BB, DB or MS nonperformance includes unrealized gains inherent in such contracts, which are recognized in the Statements of Financial Condition, plus the value of margin or collateral held by BB, DB and MS. The amount of such credit risk was $41,309,146 and $32,236,730 at September 30, 2012 and December 31, 2011, respectively.

6.	DERIVATIVE INSTRUMENTS

The Trust is party to derivative financial instruments in the normal course of its business. These financial instruments include futures and forward currency contracts which may be traded on an exchange or OTC contracts.

The Trust records its derivative activities on a mark-to-market basis as described in Note 2. For OTC contracts, the Trust enters into master netting agreements with its counterparties. Therefore, assets represent the Trust's unrealized gains less unrealized losses for OTC contracts in which the Trust has a master netting agreement. Similarly, liabilities represent net amounts owed to counterparties on OTC contracts.

Futures contracts are agreements to buy or sell an underlying asset or index for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or treasury securities. Open futures contracts are revalued on a daily basis to reflect the market value of the contracts at the end of each trading day. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When a contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. The Trust bears the market risk that arises from changes in the value of these financial instruments.

Forward currency contracts entered into by the Trust represent a firm commitment to buy or sell an underlying currency at a specified value and point in time based upon an agreed or contracted quantity. The ultimate gain or loss is equal to the difference between the value of the contract at the onset and the value of the contract at settlement date.

Each of these financial instruments is subject to various risks similar to those related to the underlying financial instruments including market risk, credit risk and sovereign risk.

Market risk is the potential change in the value of the instruments traded by the Trust due to market changes including interest and foreign exchange rate movements and fluctuations in futures or security prices. Market risk is directly impacted by the volatility and liquidity in the markets in which the related underlying assets are traded. The financial instruments traded by the Trust contain varying degrees of off-balance sheet risk whereby changes in the market values of the futures and forward currency contracts and the Trust's satisfaction of its obligations related to such market value changes may exceed the amount recognized in the Statements of Financial Condition.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is normally reduced to the extent that an exchange or clearing organization acts as a counterparty to futures transactions since typically the collective credit of the members of the exchange is pledged to support the financial integrity of the exchange. In the case of OTC transactions, the Trust must rely solely on the credit of the individual counterparties. The contract amounts of the forward and futures contracts do not represent the Trust's risk of loss due to counterparty nonperformance. The Trust's exposure to credit risk associated with counterparty nonperformance of these contracts includes unrealized gains inherent in such contracts, which are recognized in the Statements of Financial Condition, plus the value of margin or collateral held by the counterparty. The amount of such credit risk was $32,236,730 and $90,603,180 at December 31, 2011 and 2010, respectively.

The Managing Owner has established procedures to actively monitor market risk and minimize credit risk although there can be no assurance that it will in fact succeed in doing so. The Managing Owner's market risk control procedures include diversification of the Trust's portfolio and continuously monitoring the portfolio's open positions, historical volatility and maximum historical loss. The Managing Owner seeks to minimize credit risk primarily by depositing and maintaining the Trust's assets at financial institutions and brokers which the Managing Owner believes to be creditworthy. The Trust's trading activities are primarily with brokers and other financial institutions located in North America, Europe and Asia. All futures transactions of the Trust are cleared by major securities firms, pursuant to customer agreements, including Barclays Capital Inc., Deutsche Bank Securities Inc. (a wholly owned subsidiary of Deutsche Bank AG), J.P. Morgan Securities LLC., Merrill Lynch, Pierce, Fenner & Smith Incorporated and Newedge USA, LLC (a wholly owned subsidiary of Newedge Group which is owned by Société Générale (50%) and Calyon (50%)). For all forward currency transactions, the Trust utilizes three prime brokers, Barclays Bank PLC, Deutsche Bank AG and Morgan Stanley & Co., LLC.

The Trust is subject to sovereign risk such as the risk of restrictions being imposed by foreign governments on the repatriation of cash and the effect of political or economic uncertainties. Net unrealized appreciation (depreciation) on futures and forward currency contracts are denominated in the functional currency (U.S. Dollar). Cash settlement of futures and forward currency contracts is made in the local currency (settlement currency) and then translated to U.S. Dollars.

Net unrealized appreciation (depreciation) on futures and forward currency contracts by settlement currency type, denominated in U.S. Dollars, is detailed below:

	December 31,
	2011		2010
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$1,181,145	9.86%	$1,643,420	4.39%
British pound	268,046	2.24	954,935	2.55
Canadian dollar	793,734	6.63	1,325,243	3.54
Czech koruna	148,481	1.24	(35,527)	(0.09)
Euro	3,382,866	28.24	675,680	1.81
Hong Kong dollar	(29,417)	(0.25)	301,679	0.81
Hungarian forint	115,728	0.97	(47,422)	(0.13)
Japanese yen	2,674,868	22.33	(1,118,237)	(2.99)
Korean won	(187,989)	(1.57)	1,926,819	5.15
Mexican peso	(537)	(0.00)	48,949	0.13
New Zealand dollar	551,053	4.60	(479,061)	(1.28)
Norwegian krone	(878,248)	(7.33)	1,572,029	4.20
Polish zloty	(29,114)	(0.24)	181,184	0.49
Romanian leu	28,100	0.23	5,336	0.02
Singapore dollar	84,101	0.70	173,541	0.46
South African rand	(9,218)	(0.08)	384,474	1.03
Swedish krona	(328,241)	(2.74)	776,341	2.08
Swiss franc	607,933	5.08	(533,492)	(1.43)
Taiwan dollar	(148,333)	(1.24)	685,814	1.83
Thai baht	6,878	0.06	16,258	0.04
Turkish lira	(55,283)	(0.46)	(1,344,384)	(3.59)
U.S. dollar	3,800,552	31.73	30,288,650	80.98

Total	$11,977,105	100.00%	$37,402,229	100.00%

The Derivatives and Hedging topic of the Codification requires qualitative disclosure about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

The Trust's market risk is influenced by a wide variety of factors including the level and volatility of interest rates, exchange rates, equity price levels, the market value of financial instruments and contracts, the diversification effects among the Trust's open positions and the liquidity of the markets in which it trades.

The Trust engages in the speculative trading of futures and forward contracts on agricultural commodities, currencies, energies, interest rates, metals and stock indices. The following were the primary trading risk exposures of the Trust at December 31, 2011 and 2010 by market sector:

Agricultural (grains, livestock and softs) – The Trust's primary exposure is to agricultural price movements, which are often directly affected by severe or unexpected weather conditions as well as supply and demand factors.

Currencies – Exchange rate risk is a principal market exposure of the Trust. The Trust's currency exposure is to exchange rate fluctuations, primarily fluctuations which disrupt the historical pricing relationships between different currencies and currency pairs. The fluctuations are influenced by interest rate changes as well as political and general economic conditions. The Trust trades in a large number of currencies including cross-rates—e.g., positions between two currencies other than the U.S. dollar.

Energies – The Trust's primary energy market exposure is to gas and oil price movements often resulting from political developments in the Middle East and economic conditions worldwide. Energy prices are volatile and substantial profits and losses have been and are expected to continue to be experienced in this market.

Interest Rates – Interest rate movements directly affect the price of the sovereign bond futures positions held by the Trust and indirectly the value of its stock index and currency positions. Interest rate movements in one country as well as relative interest rate movements between countries may materially impact the Trust's profitability. The Trust's primary interest rate exposure is to interest rate fluctuations in countries or regions including Australia, Canada, Japan, Switzerland, the United Kingdom, the U.S. and the Eurozone. However, the Trust also may take positions in futures contracts on the government debt of other nations. The Managing Owner anticipates that interest rates in these industrialized countries or areas, both long-term and short-term, will remain the primary interest rate market exposure of the Trust for the foreseeable future.

Metals – The Trust's metals market exposure is to fluctuations in the price of aluminum, copper, gold, lead, nickel, palladium, platinum, silver, tin and zinc.

Stock Indices – The Trust's equity exposure through stock index futures is to equity price risk in the major industrialized countries as well as other countries.

The Derivatives and Hedging topic of the Codification requires entities to recognize in the Statements of Financial Condition all derivative contracts as assets or liabilities. Fair value of futures and forward currency contracts in a net asset position are recorded in the Statements of Financial Condition as "Net unrealized appreciation on open futures and forward currency contracts." Fair value of futures and forward currency contracts in a liability position are recorded in the Statements of Financial Condition as "Net unrealized depreciation on open futures and forward currency contracts." The Trust's policy regarding fair value measurement is discussed in Note 2.

Since the derivatives held or sold by the Trust are for speculative trading purposes, derivative instruments are not designated as hedging instruments under the provisions of the Derivatives and Hedging guidance. Accordingly, all realized gains and losses as well as any change in net unrealized gains or losses on open positions from the preceding period are recognized as part of the Trust's trading gains and losses in the Statements of Operations.

The following tables present the fair value of open futures and forward currency contracts, held long or sold short, at December 31, 2011 and 2010. Fair value is presented on a gross basis even though the contracts are subject to master netting agreements and qualify for net presentation in the Statements of Financial Condition.

Fair Value of Futures and Forward Currency Contracts at December 31, 2011

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$20,943	$(338,884)	$1,602,200	$(24,710)	$1,259,549
Grains	740,413	-	-	(2,352,297)	(1,611,884)
Interest rates	8,941,748	(490,379)	15,566	(92,325)	8,374,610
Livestock	-	-	43,060	(67,770)	(24,710)
Metals	184,553	(1,266,925)	1,913,004	(1,535,573)	(704,941)
Softs	6,843	(413,145)	1,560,188	(153,065)	1,000,821
Stock indices	-	(36,565)	968,194	(1,616,534)	(684,905)

Total futures contracts	9,894,500	(2,545,898)	6,102,212	(5,842,274)	7,608,540

Forward currency contracts	2,688,904	(3,722,609)	8,706,240	(3,303,970)	4,368,565

Total futures and forward currency contracts	$12,583,404	$(6,268,507)	$14,808,452	$(9,146,244)	$11,977,105

Fair Value of Futures and Forward Currency Contracts at December 31, 2010

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$3,578,697	$(604,025)	$-	$(1,326,800)	$1,647,872
Grains	6,435,870	-	-	(707,463)	5,728,407
Interest rates	1,906,539	(446,636)	93,822	(225,935)	1,327,790
Livestock	578,540	-	-	(295,000)	283,540
Metals	10,487,557	-	-	(1,179,968)	9,307,589
Softs	2,899,490	(6,496)	17,158	(279,470)	2,630,682
Stock indices	6,102,368	(1,061,589)	504,746	(6,570)	5,538,955

Total futures contracts	31,989,061	(2,118,746)	615,726	(4,021,206)	26,464,835

Forward currency contracts	17,229,470	(2,951,060)	4,884,986	(8,226,002)	10,937,394

Total futures and forward currency contracts	$49,218,531	$(5,069,806)	$5,500,712	$(12,247,208)	$37,402,229

The effect of trading futures and forward currency contracts is represented on the Statements of Operations for the years ended December 31, 2011, 2010 and 2009 as "Net realized gains (losses) on closed positions: Futures and forward currency contracts" and "Net change in unrealized: Futures and forward currency contracts." These trading gains and losses are detailed below:

Sector	2011	2010	2009

Futures contracts:
Currencies	$-	$-	$12,863
Energies	7,688,026	(6,296,617)	(20,943,376)
Grains	(10,817,032)	14,680,492	(6,699,369)
Interest rates	74,456,429	78,525,936	(19,513,721)
Livestock	(2,910,290)	(531,000)	2,065,620
Metals	(974,007)	12,922,817	(11,958,920)
Softs	(1,791,425)	7,618,692	(218,950)
Stock indices	(66,244,167)	(2,020,460)	7,916,951

Total futures contracts	(592,466)	104,899,860	(49,338,902)

Forward currency contracts	(33,057,050)	25,264,096	(9,399,089)

Total futures and forward currency contracts	$(33,649,516)	$130,163,956	$(58,737,991)

The following table presents average notional value by sector in U.S. Dollars of open futures and forward currency contracts for the years ended December 31, 2011, 2010 and 2009. The Trust's average Net Asset Value during 2011, 2010 and 2009 was approximately and $851,000,000, $866,000,000 and $931,000,000, respectively.

	2011		2010		2009
Sector	Long Positions	Short Positions	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Currencies	$-	$-	$-	$-	$-	$3,320,750
Energies	127,381,359	48,647,953	183,992,274	116,768,010	109,535,870	113,200,422
Grains	53,980,643	40,497,833	57,678,838	40,281,856	22,378,090	53,157,025
Interest rates	1,079,809,596	61,557,330	1,274,911,920	47,891,170	936,859,841	38,825,820
Livestock	5,927,944	7,597,444	16,433,746	5,323,786	-	26,230,698
Metals	81,393,624	40,499,934	115,309,169	11,071,090	52,829,526	39,335,538
Softs	17,865,981	10,367,157	29,206,211	7,135,608	20,257,081	13,534,675
Stock indices	244,479,325	70,839,469	478,292,206	14,482,348	344,334,006	85,714,579

Total futures contracts	1,610,838,472	280,007,120	2,155,824,364	242,953,868	1,486,194,414	373,319,507

Forward currency contracts	714,484,864	292,797,211	876,153,841	358,871,897	473,904,261	200,256,650

Total average notional	$2,325,323,336	$572,804,331	$3,031,978,205	$601,825,765	$1,960,098,675	$573,576,157

Notional values in the interest rate sector were calculated by converting the notional value in local currency of all open interest rate futures positions to 10-year equivalent fixed income instruments, translated to U.S. Dollars at each quarter-end during 2011, 2010, and 2009. The 10-year note is often used as a benchmark for many types of fixed-income instruments and the Managing Owner believes it is a more meaningful representation of notional values of the Trust's open interest rate positions.

Due From/To Brokers	12 Months Ended
Dec. 31, 2011
Due From/To Brokers [Abstract]
Due From/To Brokers

4.	DUE FROM/TO BROKERS

At December 31, 2011 and 2010, due from and due to brokers balances in the Statements of Financial Condition include net cash receivable from each broker and net cash payable to each broker, respectively.

Profit Share	9 Months Ended
Sep. 30, 2012
Profit Share [Abstract]
Profit Share

5. PROFIT SHARE

The following table indicates the total profit share earned and accrued during the nine months ended September 30, 2012 and 2011. Profit share earned (from Unitholders' redemptions) is credited to the New Profit Memo Account as defined in the Trust's Declaration of Trust and Trust Agreement (the "Trust Agreement"). No profit share was earned or accrued during the three months ended September 30, 2012 and 2011.

	Nine months ended:
	September 30, 2012	September 30, 2011
Profit share earned	$-	$1,385
Profit share accrued at September 30	-	-
Total profit share	$-	$1,385

Trading Activities	12 Months Ended
Dec. 31, 2011
Trading Activities [Abstract]
Trading Activities

5.	TRADING ACTIVITIES

The Trust conducts its futures trading with various futures commission merchants ("FCMs") on futures exchanges and its forward currency trading with various banks or dealers ("Dealers") in the interbank markets. Substantially all assets included in the Trust's equity in trading accounts and certain liability accounts, as discussed below, were held as collateral by such FCMs in either U.S. regulated segregated accounts (for futures contracts traded on U.S. exchanges) or non-U.S. secured accounts (for futures contracts traded on non-U.S. exchanges) as required by U.S. Commodity Futures Trading Commission's regulations or held as collateral by the Dealers.

Liabilities in the Statements of Financial Condition that are components of "Total equity in trading accounts" include net unrealized depreciation on open futures and forward currency contracts, cash denominated in foreign currencies and due to brokers.

The Trust enters into contracts with various institutions that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Related Party Transactions	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions

6. RELATED PARTY TRANSACTIONS

The Trust pays all routine expenses, such as legal, accounting, printing, postage and similar administrative expenses (including the Trustee's fees, the charges of an outside accounting services agency and the expenses of updating the Trust's Prospectus), as well as extraordinary costs. At September 30, 2012 and December 31, 2011, the Managing Owner is owed $150,675 and $137,195, respectively, from the Trust in connection with such expenses it has paid on the Trust's behalf (and is included in "Due to Managing Owner" in the Statements of Financial Condition).

Series 1 Unitholders who redeem Units at or prior to the end of the first eleven months after such Units are sold shall be assessed redemption charges calculated based on their redeemed Units' net asset value as of the date of redemption. All redemption charges will be paid to the Managing Owner. At September 30, 2012 and December 31, 2011, $32,064 and $801, respectively, was owed to the Managing Owner (and is included in "Due to Managing Owner" in the Statements of Financial Condition).

Financial Highlights	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Financial Highlights [Abstract]
Financial Highlights

7. FINANCIAL HIGHLIGHTS

Per unit operating performance for Series 1, Series 2, Series 3 and Series 4 Units is calculated based on Unitholders' Trust capital for each Series taken as a whole utilizing the beginning and ending net asset value per unit and weighted average number of Units during the period. Weighted average number of Units for each Series is detailed below:

	Three months ending September 30,		Nine months ending September 30,
	2012	2011	2012	2011	Date of initial issuance
Series 1	481,266.007	642,435.033	538,826.530	651,826.906	July 23, 2001
Series 2	242.894	192.989	224.311	144.734	April 1, 2010
Series 3	26,412.540	24,642.656	26,309.334	19,877.227	September 1, 2009
Series 4	1,277.743	552.264	1,217.152	515.637	November 1, 2010

7.	FINANCIAL HIGHLIGHTS

Per Unit operating performance for Series 1, 2, 3 and 4 Units is calculated based on Unitholders' trust capital for each Series taken as a whole utilizing the beginning and ending Net Asset Value per unit and weighted average number of units during the period/year. Weighted average number of units for each Series is detailed below:

	Years ended December 31,
	2011		2010		2009		Date of issuance

Series 1	645,173.947	(1)	687,898.790	(1)	753,054.008	(1)	July 23, 2001
Series 2	156.318	(1)	64.584	(2)	n/a		April 1, 2010
Series 3	21,549.160	(1)	5,536.921	(1)	1,322.314	(3)	September 1, 2009
Series 4	532.525	(1)	34.462	(4)	n/a		November 1, 2010

(1) January 1 - December 31

(2) April 1 - December 31

(3) September 1 - December 31

(4) November 1 - December 31

Returns and ratios are calculated for each Series taken as a whole. An individual Unitholder's per unit operating performance may vary based on the timing of capital transactions and differences in individual Unitholder's brokerage fee (for Series 1), management fee (for Series 2 and 3) and profit share allocation arrangements. Net investment loss and total expense ratios have been annualized for reporting periods consisting of less than twelve months.

Brokerage And Custodial Fees	9 Months Ended
Sep. 30, 2012
Brokerage And Custodial Fees [Abstract]
Brokerage And Custodial Fees

8. BROKERAGE AND CUSTODIAL FEES

For the three and nine months ended September 30, 2012 and 2011, brokerage and custodial fees were as follows:

	Three months ending September 30,		Nine months ending September 30,
	2012	2011	2012	2011
Brokerage fees	$8,924,082	$13,572,907	$30,214,714	$42,417,020
Custodial fees	184	160	508	362
Total	$8,924,266	$13,573,067	$30,215,222	$42,417,382

During the three and nine months ended September 30, 2012, amounts paid to selling agents on Series 1 units sold subsequent to August 12, 2009 exceeded 9.5% of the gross offering proceeds of the Series 1 Units sold. As a result, the amounts that otherwise would be paid to selling agents for that Series 1 Unit were instead rebated to the Trust for the benefit of all holders of Series 1 Units. The total amounts rebated to the Trust for the three and nine months ended September 30, 2012, $13,599 and $18,754, respectively, were included in "Brokerage and custodial fees" in the Statements of Operations. No amount was rebated to the Trust during the nine months ended September 30, 2011.

Redemption Payable To Managing Owner	12 Months Ended
Dec. 31, 2011
Redemption Payable To Managing Owner [Abstract]
Redemption Payable To Managing Owner

8.	REDEMPTION PAYABLE TO MANAGING OWNER

At December 31, 2011 and 2010, redemptions payable of $1,259 and $262,829, respectively, was related to profit share allocated to the Managing Owner at each year-end and redeemed.

Basis Of Presentation And Summary Of Significant Accounting Policies (Policy)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis Of Presentation And Summary Of Significant Accounting Policies [Abstract]
Basis Of Accounting, Policy

The preparation of financial statements in conformity with accounting principles generally accepted ("U.S. GAAP") in the United States of America (the "U.S.") requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States ("U.S. GAAP") as detailed in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("Codification").

Income Tax Uncertainties, Policy

The Income Taxes topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification (the "Codification") clarifies the accounting for uncertainty in tax positions. This requires that the Trust recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Trust's open tax years, 2009 to 2011, for the U.S. Federal jurisdiction, the New York, Connecticut and Delaware state jurisdictions and the New York City jurisdiction, there are no uncertain tax positions. The Trust is treated as a limited partnership for federal and state income tax reporting purposes and therefore the unitholders in the trust ("Unitholders") are responsible for the payment of taxes.

Income Taxes — The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Trust recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Trust's open tax years, 2008 to 2011, for the U.S. Federal jurisdiction, the New York and Delaware State jurisdictions and the New York City jurisdiction, there are no uncertain tax positions. The Trust is treated as a limited partnership for federal and state income tax reporting purposes and therefore the Unitholders are responsible for the payment of taxes.

Summary Of Significant Accounting Policies (Policy)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Basis Of Presentation

The preparation of financial statements in conformity with accounting principles generally accepted ("U.S. GAAP") in the United States of America (the "U.S.") requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States ("U.S. GAAP") as detailed in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("Codification").

Investments

Investments — The Trust records its transactions in futures and forward currency contracts and United States ("U.S.") Treasury notes including related income and expenses on a trade date basis.

Open futures contracts are valued at quoted market values. Open forward currency contracts are valued at fair value which is based on pricing models that consider the time value of money and the current market and contractual prices of the underlying financial instruments. Brokerage commissions on futures contracts are expensed when contracts are opened. Realized gains (losses) and changes in unrealized appreciation (depreciation) on futures and forward currency contracts are recognized in the periods in which the contracts are closed or the changes in the value of open contracts occur and are included in net realized and unrealized gains (losses) in the Statements of Operations.

Investments in U.S. Treasury notes are valued at fair value based on the midpoint of bid/ask quotations reported daily at 3 pm EST by Bloomberg. The Trust amortizes premiums and accretes discounts on U.S. Treasury notes. Such securities are normally on deposit with financial institutions (see Note 6) as collateral for performance of the Trust's trading obligations with respect to derivative contracts or are held for safekeeping in a custody account at HSBC Bank USA, N.A.

Cash And Cash Equivalents

Cash and Cash Equivalents — Cash and cash equivalents includes cash and investments in Dreyfus Treasury Prime Cash Management, a short term U.S. government securities and related instruments money market fund

Foreign Currency Translation

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated to U.S. Dollars at prevailing exchange rates of such currencies. Purchases and sales of investments are translated to U.S. Dollars at the exchange rate prevailing when such transactions occurred.

Income Taxes

The Income Taxes topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification (the "Codification") clarifies the accounting for uncertainty in tax positions. This requires that the Trust recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Trust's open tax years, 2009 to 2011, for the U.S. Federal jurisdiction, the New York, Connecticut and Delaware state jurisdictions and the New York City jurisdiction, there are no uncertain tax positions. The Trust is treated as a limited partnership for federal and state income tax reporting purposes and therefore the unitholders in the trust ("Unitholders") are responsible for the payment of taxes.

Income Taxes — The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Trust recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Trust's open tax years, 2008 to 2011, for the U.S. Federal jurisdiction, the New York and Delaware State jurisdictions and the New York City jurisdiction, there are no uncertain tax positions. The Trust is treated as a limited partnership for federal and state income tax reporting purposes and therefore the Unitholders are responsible for the payment of taxes.

Estimates

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Right Of Offset

Right of Offset — The customer agreements between the Trust and each of its brokers give the Trust the legal right to net unrealized gains and losses with each broker. Unrealized gains and losses related to offsetting transactions with these brokers are reflected on a net basis in the equity in trading accounts in the Statements of Financial Condition.

Fair Value of Financial Instruments

Fair Value of Financial Instruments — The fair value of the Trust's assets and liabilities which qualify as financial instruments under the Fair Value Measurements and Disclosures topic of the Codification approximates the carrying amounts presented in the Statements of Financial Condition. The topic defines fair value, establishes a framework for measurement of fair value and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Trust separates its investments into two categories: cash instruments and derivative contracts.

Cash Instruments

Cash Instruments — The Trust's cash instruments are generally classified within Level 1 of the fair value hierarchy because they are typically valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include U.S. government obligations and an investment in a quoted short-term U.S. government securities and related instruments money market fund. The Managing Owner of the Trust does not adjust the quoted price for such instruments even in situations where the Trust holds a large position and a sale could reasonably impact the quoted price.

Derivative Contracts

Derivative Contracts — Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded futures contracts are valued based on quoted closing settlement prices and typically fall within Level 1 of the fair value hierarchy.  OTC derivatives or forward currency contracts are valued based on pricing models that consider the current market prices ("spot prices") plus the time value of money ("forward points") and contractual prices of the underlying financial instruments. The forward points from the quotation service providers are generally in periods of one month, two months, three months and six months forward while the contractual forward delivery dates for the foreign forward currency contracts traded by the Trust may be in between these periods. The Managing Owner's policy is to calculate the forward points for each contract being valued by determining the number of days from the date the forward currency contract is being valued to its maturity date and then using straight-line interpolation to calculate the valuation of forward points for the applicable forward currency contract. Model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

Summary Of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Financial Assets And Liabilities At Fair Value

Financial Assets and Liabilities at Fair Value as of September 30, 2012

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$516,066,608	$-	$516,066,608
Short-term money market fund*	10,492,197	-	10,492,197
Exchange-traded futures contracts
Energies	(263,375)	-	(263,375)
Grains	653,159	-	653,159
Interest rates	6,003,309	-	6,003,309
Livestock	(93,560)	-	(93,560)
Metals	(5,688,301)	-	(5,688,301)
Softs	20,423	-	20,423
Stock indices	(4,191,940)	-	(4,191,940)

Total exchange-traded futures contracts	(3,560,285)	-	(3,560,285)

Over-the-counter forward currency contracts	-	(5,212,775)	(5,212,775)

Total futures and forward currency contracts (2)	(3,560,285)	(5,212,775)	(8,773,060)

Total financial assets at fair value	$522,998,520	$(5,212,775)	$517,785,745

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$89,045,408
Investments in U.S. Treasury notes held in custody			427,021,200
Total investments in U.S. Treasury notes			$516,066,608

(2)
Net unrealized appreciation on futures and forward currency contracts			$3,356,525
Net unrealized depreciation on futures and forward currency contracts			(12,129,585)
Total unrealized depreciation on futures and forward currency contracts			$(8,773,060)

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets and Liabilities at Fair Value as of December 31, 2011

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$715,128,486	$-	$715,128,486
Short-term money market fund*	42,244,442	-	42,244,442
Exchange-traded futures contracts
Energies	1,259,549	-	1,259,549
Grains	(1,611,884)	-	(1,611,884)
Interest rates	8,374,610	-	8,374,610
Livestock	(24,710)	-	(24,710)
Metals	(704,941)	-	(704,941)
Softs	1,000,821	-	1,000,821
Stock indices	(684,905)	-	(684,905)

Total exchange-traded futures contracts	7,608,540	-	7,608,540

Over-the-counter forward currency contracts	-	4,368,565	4,368,565

Total futures and forward currency contracts (2)	7,608,540	4,368,565	11,977,105

Total financial assets at fair value	$764,981,468	$4,368,565	$769,350,033

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$81,045,824
Investments in U.S. Treasury notes held in custody			634,082,662
Total investments in U.S. Treasury notes			$715,128,486

(2)
Net unrealized appreciation on futures and forward currency contracts			$12,894,380
Net unrealized depreciation on futures and forward currency contracts			(917,275)
Total unrealized appreciation on futures and forward currency contracts			$11,977,105

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets at Fair Value as of December 31, 2011

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$715,128,486	$-	$715,128,486
Short-term money market fund*	42,244,442	-	42,244,442
Exchange-traded futures contracts
Energies	1,259,549	-	1,259,549
Grains	(1,611,884)	-	(1,611,884)
Interest rates	8,374,610	-	8,374,610
Livestock	(24,710)	-	(24,710)
Metals	(704,941)	-	(704,941)
Softs	1,000,821	-	1,000,821
Stock indices	(684,905)	-	(684,905)

Total exchange-traded futures contracts	7,608,540	-	7,608,540

Over-the-counter forward currency contracts	-	4,368,565	4,368,565

Total futures and forward currency contracts (2)	7,608,540	4,368,565	11,977,105

Total financial assets at fair value	$764,981,468	$4,368,565	$769,350,033

Per line item in the Statements of Financial Condition

(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$81,045,824
Investments in U.S. Treasury notes held in custody			634,082,662
Total investments in U.S. Treasury notes			$715,128,486

(2)
Net unrealized appreciation on futures and forward currency contracts			$12,894,380
Net unrealized depreciation on futures and forward currency contracts			(917,275)
Total unrealized appreciation and depreciation on futures and forward currency contracts			$11,977,105

*	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets at Fair Value as of December 31, 2010

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$801,553,608	$-	$801,553,608
Short-term money market fund*	47,651,151	-	47,651,151
Exchange-traded futures contracts
Energies	1,647,872	-	1,647,872
Grains	5,728,407	-	5,728,407
Interest rates	1,327,790	-	1,327,790
Livestock	283,540	-	283,540
Metals	9,307,589	-	9,307,589
Softs	2,630,682	-	2,630,682
Stock indices	5,538,955	-	5,538,955

Total exchange-traded futures contracts	26,464,835	-	26,464,835

Over-the-counter forward currency contracts	-	10,937,394	10,937,394

Total futures and forward currency contracts (2)	26,464,835	10,937,394	37,402,229

Total financial assets at fair value	$875,669,594	$10,937,394	$886,606,988

Per line item in the Statements of Financial Condition

(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$147,055,005
Investments in U.S. Treasury notes held in custody			654,498,603
Total investments in U.S. Treasury notes			$801,553,608

(2)
Net unrealized appreciation on futures and forward currency contracts			$37,402,229
Net unrealized depreciation on futures and forward currency contracts			-
Total unrealized appreciation and depreciation on futures and forward currency contracts			$37,402,229

*	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value [Abstract]
Schedule Of Financial Assets And Liabilities At Fair Value

Financial Assets and Liabilities at Fair Value as of September 30, 2012

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$516,066,608	$-	$516,066,608
Short-term money market fund*	10,492,197	-	10,492,197
Exchange-traded futures contracts
Energies	(263,375)	-	(263,375)
Grains	653,159	-	653,159
Interest rates	6,003,309	-	6,003,309
Livestock	(93,560)	-	(93,560)
Metals	(5,688,301)	-	(5,688,301)
Softs	20,423	-	20,423
Stock indices	(4,191,940)	-	(4,191,940)

Total exchange-traded futures contracts	(3,560,285)	-	(3,560,285)

Over-the-counter forward currency contracts	-	(5,212,775)	(5,212,775)

Total futures and forward currency contracts (2)	(3,560,285)	(5,212,775)	(8,773,060)

Total financial assets at fair value	$522,998,520	$(5,212,775)	$517,785,745

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$89,045,408
Investments in U.S. Treasury notes held in custody			427,021,200
Total investments in U.S. Treasury notes			$516,066,608

(2)
Net unrealized appreciation on futures and forward currency contracts			$3,356,525
Net unrealized depreciation on futures and forward currency contracts			(12,129,585)
Total unrealized depreciation on futures and forward currency contracts			$(8,773,060)

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets and Liabilities at Fair Value as of December 31, 2011

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$715,128,486	$-	$715,128,486
Short-term money market fund*	42,244,442	-	42,244,442
Exchange-traded futures contracts
Energies	1,259,549	-	1,259,549
Grains	(1,611,884)	-	(1,611,884)
Interest rates	8,374,610	-	8,374,610
Livestock	(24,710)	-	(24,710)
Metals	(704,941)	-	(704,941)
Softs	1,000,821	-	1,000,821
Stock indices	(684,905)	-	(684,905)

Total exchange-traded futures contracts	7,608,540	-	7,608,540

Over-the-counter forward currency contracts	-	4,368,565	4,368,565

Total futures and forward currency contracts (2)	7,608,540	4,368,565	11,977,105

Total financial assets at fair value	$764,981,468	$4,368,565	$769,350,033

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$81,045,824
Investments in U.S. Treasury notes held in custody			634,082,662
Total investments in U.S. Treasury notes			$715,128,486

(2)
Net unrealized appreciation on futures and forward currency contracts			$12,894,380
Net unrealized depreciation on futures and forward currency contracts			(917,275)
Total unrealized appreciation on futures and forward currency contracts			$11,977,105

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets at Fair Value as of December 31, 2011

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$715,128,486	$-	$715,128,486
Short-term money market fund*	42,244,442	-	42,244,442
Exchange-traded futures contracts
Energies	1,259,549	-	1,259,549
Grains	(1,611,884)	-	(1,611,884)
Interest rates	8,374,610	-	8,374,610
Livestock	(24,710)	-	(24,710)
Metals	(704,941)	-	(704,941)
Softs	1,000,821	-	1,000,821
Stock indices	(684,905)	-	(684,905)

Total exchange-traded futures contracts	7,608,540	-	7,608,540

Over-the-counter forward currency contracts	-	4,368,565	4,368,565

Total futures and forward currency contracts (2)	7,608,540	4,368,565	11,977,105

Total financial assets at fair value	$764,981,468	$4,368,565	$769,350,033

Per line item in the Statements of Financial Condition

(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$81,045,824
Investments in U.S. Treasury notes held in custody			634,082,662
Total investments in U.S. Treasury notes			$715,128,486

(2)
Net unrealized appreciation on futures and forward currency contracts			$12,894,380
Net unrealized depreciation on futures and forward currency contracts			(917,275)
Total unrealized appreciation and depreciation on futures and forward currency contracts			$11,977,105

*	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets at Fair Value as of December 31, 2010

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$801,553,608	$-	$801,553,608
Short-term money market fund*	47,651,151	-	47,651,151
Exchange-traded futures contracts
Energies	1,647,872	-	1,647,872
Grains	5,728,407	-	5,728,407
Interest rates	1,327,790	-	1,327,790
Livestock	283,540	-	283,540
Metals	9,307,589	-	9,307,589
Softs	2,630,682	-	2,630,682
Stock indices	5,538,955	-	5,538,955

Total exchange-traded futures contracts	26,464,835	-	26,464,835

Over-the-counter forward currency contracts	-	10,937,394	10,937,394

Total futures and forward currency contracts (2)	26,464,835	10,937,394	37,402,229

Total financial assets at fair value	$875,669,594	$10,937,394	$886,606,988

Per line item in the Statements of Financial Condition

(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$147,055,005
Investments in U.S. Treasury notes held in custody			654,498,603
Total investments in U.S. Treasury notes			$801,553,608

(2)
Net unrealized appreciation on futures and forward currency contracts			$37,402,229
Net unrealized depreciation on futures and forward currency contracts			-
Total unrealized appreciation and depreciation on futures and forward currency contracts			$37,402,229

*	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Trust Agreement (Tables)	12 Months Ended
Dec. 31, 2011
Trust Agreement [Abstract]
Schedule Of Brokerage Rates Based On Net Capital Investment Levels Or Investments In Asset-based Fee Or Fixed Fee Investment Programs

Net Capital Investments	Brokerage Fees

$100,000–$499,999	6.50%
$500,000–$999,999	6.00
Greater than $1,000,000	5.50
Asset-based or fixed fee investment programs	4.00

Schedule Of Redemption Charges Based On Redeemed Units' Net Asset Value

	Redemption Charges
Subscriptions	First 6 Months	Second 5 Months

Less than $100,000	4.0%	3.0%
$100,000–$499,999	3.5	2.5
$500,000–$999,999	3.0	2.0
Greater than $1,000,000	2.5	1.5

Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type

	December 31,
	2011		2010
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$1,181,145	9.86%	$1,643,420	4.39%
British pound	268,046	2.24	954,935	2.55
Canadian dollar	793,734	6.63	1,325,243	3.54
Czech koruna	148,481	1.24	(35,527)	(0.09)
Euro	3,382,866	28.24	675,680	1.81
Hong Kong dollar	(29,417)	(0.25)	301,679	0.81
Hungarian forint	115,728	0.97	(47,422)	(0.13)
Japanese yen	2,674,868	22.33	(1,118,237)	(2.99)
Korean won	(187,989)	(1.57)	1,926,819	5.15
Mexican peso	(537)	(0.00)	48,949	0.13
New Zealand dollar	551,053	4.60	(479,061)	(1.28)
Norwegian krone	(878,248)	(7.33)	1,572,029	4.20
Polish zloty	(29,114)	(0.24)	181,184	0.49
Romanian leu	28,100	0.23	5,336	0.02
Singapore dollar	84,101	0.70	173,541	0.46
South African rand	(9,218)	(0.08)	384,474	1.03
Swedish krona	(328,241)	(2.74)	776,341	2.08
Swiss franc	607,933	5.08	(533,492)	(1.43)
Taiwan dollar	(148,333)	(1.24)	685,814	1.83
Thai baht	6,878	0.06	16,258	0.04
Turkish lira	(55,283)	(0.46)	(1,344,384)	(3.59)
U.S. dollar	3,800,552	31.73	30,288,650	80.98

Total	$11,977,105	100.00%	$37,402,229	100.00%

Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at September 30, 2012

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$483,002	$(4,914,542)	$4,912,990	$(744,825)	(263,375)
Grains	1,309,148	(789,763)	176,950	(43,176)	653,159
Interest rates	6,221,310	(148,708)	-	(69,293)	6,003,309
Livestock	-	-	9,080	(102,640)	(93,560)
Metals	4,560,761	(33,100)	-	(10,215,962)	(5,688,301)
Softs	-	(6,560)	185,655	(158,672)	20,423
Stock indices	100,484	(4,358,304)	144,849	(78,969)	(4,191,940)
Total futures contracts:	12,674,705	(10,250,977)	5,429,524	(11,413,537)	(3,560,285)

Forward currency contracts	4,907,829	(2,144,955)	354,100	(8,329,749)	(5,212,775)

Total futures and forward currency contracts	$17,582,534	$(12,395,932)	$5,783,624	$(19,743,286)	$(8,773,060)

Fair Value of Futures and Forward Currency Contracts at December 31, 2011

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$20,943	$(338,884)	$1,602,200	$(24,710)	$1,259,549
Grains	740,413	-	-	(2,352,297)	(1,611,884)
Interest rates	8,941,748	(490,379)	15,566	(92,325)	8,374,610
Livestock	-	-	43,060	(67,770)	(24,710)
Metals	184,553	(1,266,925)	1,913,004	(1,535,573)	(704,941)
Softs	6,843	(413,145)	1,560,188	(153,065)	1,000,821
Stock indices	-	(36,565)	968,194	(1,616,534)	(684,905)
Total futures contracts	9,894,500	(2,545,898)	6,102,212	(5,842,274)	7,608,540

Forward currency contracts	2,688,904	(3,722,609)	8,706,240	(3,303,970)	4,368,565

Total futures and forward currency contracts	$12,583,404	$(6,268,507)	$14,808,452	$(9,146,244)	$11,977,105

Fair Value of Futures and Forward Currency Contracts at December 31, 2011

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$20,943	$(338,884)	$1,602,200	$(24,710)	$1,259,549
Grains	740,413	-	-	(2,352,297)	(1,611,884)
Interest rates	8,941,748	(490,379)	15,566	(92,325)	8,374,610
Livestock	-	-	43,060	(67,770)	(24,710)
Metals	184,553	(1,266,925)	1,913,004	(1,535,573)	(704,941)
Softs	6,843	(413,145)	1,560,188	(153,065)	1,000,821
Stock indices	-	(36,565)	968,194	(1,616,534)	(684,905)

Total futures contracts	9,894,500	(2,545,898)	6,102,212	(5,842,274)	7,608,540

Forward currency contracts	2,688,904	(3,722,609)	8,706,240	(3,303,970)	4,368,565

Total futures and forward currency contracts	$12,583,404	$(6,268,507)	$14,808,452	$(9,146,244)	$11,977,105

Fair Value of Futures and Forward Currency Contracts at December 31, 2010

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$3,578,697	$(604,025)	$-	$(1,326,800)	$1,647,872
Grains	6,435,870	-	-	(707,463)	5,728,407
Interest rates	1,906,539	(446,636)	93,822	(225,935)	1,327,790
Livestock	578,540	-	-	(295,000)	283,540
Metals	10,487,557	-	-	(1,179,968)	9,307,589
Softs	2,899,490	(6,496)	17,158	(279,470)	2,630,682
Stock indices	6,102,368	(1,061,589)	504,746	(6,570)	5,538,955

Total futures contracts	31,989,061	(2,118,746)	615,726	(4,021,206)	26,464,835

Forward currency contracts	17,229,470	(2,951,060)	4,884,986	(8,226,002)	10,937,394

Total futures and forward currency contracts	$49,218,531	$(5,069,806)	$5,500,712	$(12,247,208)	$37,402,229

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

	Three months ended:	Three months ended:	Nine months ended:	Nine months ended:
Sector	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Futures contracts:
Energies	$(7,700,983)	$(2,398,972)	$(7,367,605)	$8,016,181
Grains	5,041,489	(912,104)	(4,017,144)	(8,127,104)
Interest rates	12,360,799	57,885,768	23,736,197	62,711,543
Livestock	(57,100)	(1,119,910)	(677,840)	(2,557,450)
Metals	(2,958,668)	3,792,688	(8,537,836)	720,895
Softs	(1,153,758)	(2,367,534)	2,945,042	(3,082,845)
Stock indices	1,536,582	(9,412,134)	(18,583,338)	(50,676,983)
Total futures contracts	7,068,361	45,467,802	(12,502,524)	7,004,237

Forward currency contracts	(1,305,073)	(36,887,194)	(18,484,819)	(24,245,037)

Total futures and forward currency contracts	$5,763,288	$8,580,608	$(30,987,343)	$(17,240,800)

Sector	2011	2010	2009

Futures contracts:
Currencies	$-	$-	$12,863
Energies	7,688,026	(6,296,617)	(20,943,376)
Grains	(10,817,032)	14,680,492	(6,699,369)
Interest rates	74,456,429	78,525,936	(19,513,721)
Livestock	(2,910,290)	(531,000)	2,065,620
Metals	(974,007)	12,922,817	(11,958,920)
Softs	(1,791,425)	7,618,692	(218,950)
Stock indices	(66,244,167)	(2,020,460)	7,916,951

Total futures contracts	(592,466)	104,899,860	(49,338,902)

Forward currency contracts	(33,057,050)	25,264,096	(9,399,089)

Total futures and forward currency contracts	$(33,649,516)	$130,163,956	$(58,737,991)

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

	2012		2011
Sector	Long positions	Short positions	Long positions	Short positions
Futures contracts:
Energies	$79,500,659	$85,418,301	$145,382,791	$52,201,872
Grains	29,325,720	22,051,449	63,147,607	37,027,000
Interest rates	1,349,481,628	14,239,243	967,410,272	68,682,130
Livestock	-	7,374,385	7,409,930	7,885,240
Metals	23,476,364	56,502,572	99,205,943	32,563,685
Softs	4,383,940	27,914,065	21,279,018	5,340,067
Stock indices	141,743,262	84,425,392	303,769,006	38,133,265
Total futures contracts	1,627,911,573	297,925,407	1,607,604,567	241,833,259

Forward currency contracts	342,856,729	396,961,803	838,863,083	236,374,113

Total futures and forward currency contracts	$1,970,768,302	$694,887,210	$2,446,467,650	$478,207,372

	2011		2010		2009
Sector	Long Positions	Short Positions	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Currencies	$-	$-	$-	$-	$-	$3,320,750
Energies	127,381,359	48,647,953	183,992,274	116,768,010	109,535,870	113,200,422
Grains	53,980,643	40,497,833	57,678,838	40,281,856	22,378,090	53,157,025
Interest rates	1,079,809,596	61,557,330	1,274,911,920	47,891,170	936,859,841	38,825,820
Livestock	5,927,944	7,597,444	16,433,746	5,323,786	-	26,230,698
Metals	81,393,624	40,499,934	115,309,169	11,071,090	52,829,526	39,335,538
Softs	17,865,981	10,367,157	29,206,211	7,135,608	20,257,081	13,534,675
Stock indices	244,479,325	70,839,469	478,292,206	14,482,348	344,334,006	85,714,579

Total futures contracts	1,610,838,472	280,007,120	2,155,824,364	242,953,868	1,486,194,414	373,319,507

Forward currency contracts	714,484,864	292,797,211	876,153,841	358,871,897	473,904,261	200,256,650

Total average notional	$2,325,323,336	$572,804,331	$3,031,978,205	$601,825,765	$1,960,098,675	$573,576,157

Profit Share (Tables)	9 Months Ended
Sep. 30, 2012
Profit Share [Abstract]
Schedule Of Profit Share Earned And Accrued

	Nine months ended:
	September 30, 2012	September 30, 2011
Profit share earned	$-	$1,385
Profit share accrued at September 30	-	-
Total profit share	$-	$1,385

Financial Highlights (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Financial Highlights [Abstract]
Schedule Of Weighted Average Number Of Units For Each Series

	Three months ending September 30,		Nine months ending September 30,
	2012	2011	2012	2011	Date of initial issuance
Series 1	481,266.007	642,435.033	538,826.530	651,826.906	July 23, 2001
Series 2	242.894	192.989	224.311	144.734	April 1, 2010
Series 3	26,412.540	24,642.656	26,309.334	19,877.227	September 1, 2009
Series 4	1,277.743	552.264	1,217.152	515.637	November 1, 2010

	Years ended December 31,
	2011		2010		2009		Date of issuance

Series 1	645,173.947	(1)	687,898.790	(1)	753,054.008	(1)	July 23, 2001
Series 2	156.318	(1)	64.584	(2)	n/a		April 1, 2010
Series 3	21,549.160	(1)	5,536.921	(1)	1,322.314	(3)	September 1, 2009
Series 4	532.525	(1)	34.462	(4)	n/a		November 1, 2010

(1) January 1 - December 31

(2) April 1 - December 31

(3) September 1 - December 31

(4) November 1 - December 31

Brokerage And Custodial Fees (Tables)	9 Months Ended
Sep. 30, 2012
Brokerage And Custodial Fees [Abstract]
Schedule Of Brokerage And Custodial Fees

	Three months ending September 30,		Nine months ending September 30,
	2012	2011	2012	2011
Brokerage fees	$8,924,082	$13,572,907	$30,214,714	$42,417,020
Custodial fees	184	160	508	362
Total	$8,924,266	$13,573,067	$30,215,222	$42,417,382

Basis Of Presentation And Summary Of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Basis Of Presentation And Summary Of Significant Accounting Policies [Abstract]
Trust's open tax years	2011	2010	2009	2008

Organization (Details) (USD $)	0 Months Ended	12 Months Ended
	Jul. 23, 2001	Dec. 31, 2011
Trust dissolution date		Dec 31, 2031
Millburn Ridgefield Corporation [Member]
Original trust capital	$ 400
Minimum percentage of ownership		1.00%
Minimum capital investment		500,000
Initial Unitholder [Member]
Original trust capital	$ 1,600

Summary Of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary Of Significant Accounting Policies [Abstract]
Trust's open tax years	2011	2010	2009	2008

Summary Of Significant Accounting Policies (Schedule Of Financial Assets And Liabilities At Fair Value) (Details) (USD $)	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral	$ 89,045,408		$ 81,045,824		$ 147,055,005
Investments in U.S. Treasury notes held in custody	427,021,200		634,082,662		654,498,603
Total investments in U.S. Treasury notes	516,066,608		715,128,486		801,553,608
Short-term money market fund	10,492,197	[1]	42,244,442	[1]	47,651,151	[1]
Net unrealized appreciation on futures and forward currency contracts	3,356,525		12,894,380		37,402,229
Net unrealized depreciation on futures and forward currency contracts	(12,129,585)		(917,275)
Total futures and forward currency contracts	(8,773,060)		11,977,105		37,402,229
Total financial assets at fair value	517,785,745		769,350,033		886,606,988
Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(3,560,285)		7,608,540		26,464,835
Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(263,375)		1,259,549		1,647,872
Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	653,159		(1,611,884)		5,728,407
Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	6,003,309		8,374,610		1,327,790
Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(93,560)		(24,710)		283,540
Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(5,688,301)		(704,941)		9,307,589
Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	20,423		1,000,821		2,630,682
Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(4,191,940)		(684,905)		5,538,955
Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(5,212,775)		4,368,565		10,937,394
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments in U.S. Treasury notes	516,066,608		715,128,486		801,553,608
Short-term money market fund	10,492,197	[1]	42,244,442	[1]	47,651,151	[1]
Total futures and forward currency contracts	(3,560,285)		7,608,540		26,464,835
Total financial assets at fair value	522,998,520		764,981,468		875,669,594
Level 1 [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(3,560,285)		7,608,540		26,464,835
Level 1 [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(263,375)		1,259,549		1,647,872
Level 1 [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	653,159		(1,611,884)		5,728,407
Level 1 [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	6,003,309		8,374,610		1,327,790
Level 1 [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(93,560)		(24,710)		283,540
Level 1 [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(5,688,301)		(704,941)		9,307,589
Level 1 [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	20,423		1,000,821		2,630,682
Level 1 [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(4,191,940)		(684,905)		5,538,955
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(5,212,775)		4,368,565		10,937,394
Total financial assets at fair value	(5,212,775)		4,368,565		10,937,394
Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	$ (5,212,775)		$ 4,368,565		$ 10,937,394

[1]	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Fair Value (Details) (USD $)	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral	$ 89,045,408		$ 81,045,824		$ 147,055,005
Investments in U.S. Treasury notes held in custody	427,021,200		634,082,662		654,498,603
Total investments in U.S. Treasury notes	516,066,608		715,128,486		801,553,608
Short-term money market fund	10,492,197	[1]	42,244,442	[1]	47,651,151	[1]
Net unrealized appreciation on futures and forward currency contracts	3,356,525		12,894,380		37,402,229
Net unrealized depreciation on futures and forward currency contracts	(12,129,585)		(917,275)
Total futures and forward currency contracts	(8,773,060)		11,977,105		37,402,229
Total financial assets at fair value	517,785,745		769,350,033		886,606,988
Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(3,560,285)		7,608,540		26,464,835
Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(263,375)		1,259,549		1,647,872
Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	653,159		(1,611,884)		5,728,407
Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	6,003,309		8,374,610		1,327,790
Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(93,560)		(24,710)		283,540
Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(5,688,301)		(704,941)		9,307,589
Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	20,423		1,000,821		2,630,682
Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(4,191,940)		(684,905)		5,538,955
Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(5,212,775)		4,368,565		10,937,394
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments in U.S. Treasury notes	516,066,608		715,128,486		801,553,608
Short-term money market fund	10,492,197	[1]	42,244,442	[1]	47,651,151	[1]
Total futures and forward currency contracts	(3,560,285)		7,608,540		26,464,835
Total financial assets at fair value	522,998,520		764,981,468		875,669,594
Level 1 [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(3,560,285)		7,608,540		26,464,835
Level 1 [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(263,375)		1,259,549		1,647,872
Level 1 [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	653,159		(1,611,884)		5,728,407
Level 1 [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	6,003,309		8,374,610		1,327,790
Level 1 [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(93,560)		(24,710)		283,540
Level 1 [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(5,688,301)		(704,941)		9,307,589
Level 1 [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	20,423		1,000,821		2,630,682
Level 1 [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(4,191,940)		(684,905)		5,538,955
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(5,212,775)		4,368,565		10,937,394
Total financial assets at fair value	(5,212,775)		4,368,565		10,937,394
Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	$ (5,212,775)		$ 4,368,565		$ 10,937,394

[1]	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Trust Agreement (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Trust Agreement [Abstract]
Brokerage fees	7.00%
Net capital investments	$ 100,000
Management fee	2.00%
Custodial fee	0.25%
Profit share percentage	20.00%
Redemption charges	801	1,276
Redemption charges paid	$ 18,650	$ 17,207	$ 266,979

Trust Agreement (Schedule Of Brokerage Rates Based On Net Capital Investment Levels Or Investments In Asset-based Fee Or Fixed Fee Investment Programs) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Brokerage Rates [Line Items]
Brokerage Fees	7.00%
Net Capital Investments	$ 100,000
$100,000 - $499,999 [Member]
Brokerage Rates [Line Items]
Brokerage Fees	6.50%
$100,000 - $499,999 [Member] | Maximum [Member]
Brokerage Rates [Line Items]
Net Capital Investments	499,999
$100,000 - $499,999 [Member] | Minimum [Member]
Brokerage Rates [Line Items]
Net Capital Investments	100,000
$500,000 - $999,999 [Member]
Brokerage Rates [Line Items]
Brokerage Fees	6.00%
$500,000 - $999,999 [Member] | Maximum [Member]
Brokerage Rates [Line Items]
Net Capital Investments	999,999
$500,000 - $999,999 [Member] | Minimum [Member]
Brokerage Rates [Line Items]
Net Capital Investments	500,000
Greater Than $1,000,000 [Member]
Brokerage Rates [Line Items]
Brokerage Fees	5.50%
Net Capital Investments	$ 1,000,000
Asset-based Or Fixed Fee Investment Programs [Member]
Brokerage Rates [Line Items]
Brokerage Fees	4.00%

Trust Agreement (Schedule Of Redemption Charges Based On Redeemed Units' Net Asset Value) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Subscriptions	100,000
Less Than $100,000 [Member]
Subscriptions	100,000
Less Than $100,000 [Member] | First 6 Months [Member]
Redemption Charges	4.00%
Less Than $100,000 [Member] | Second 5 Months [Member]
Redemption Charges	3.00%
$100,000 - $499,999 [Member] | Maximum [Member]
Subscriptions	499,999
$100,000 - $499,999 [Member] | Minimum [Member]
Subscriptions	100,000
$100,000 - $499,999 [Member] | First 6 Months [Member]
Redemption Charges	3.50%
$100,000 - $499,999 [Member] | Second 5 Months [Member]
Redemption Charges	2.50%
$500,000 - $999,999 [Member] | Maximum [Member]
Subscriptions	999,999
$500,000 - $999,999 [Member] | Minimum [Member]
Subscriptions	500,000
$500,000 - $999,999 [Member] | First 6 Months [Member]
Redemption Charges	3.00%
$500,000 - $999,999 [Member] | Second 5 Months [Member]
Redemption Charges	2.00%
Greater Than $1,000,000 [Member]
Subscriptions	1,000,000
Greater Than $1,000,000 [Member] | First 6 Months [Member]
Redemption Charges	2.50%
Greater Than $1,000,000 [Member] | Second 5 Months [Member]
Redemption Charges	1.50%

Derivative Instruments (Narrative) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Trust's average net asset value	$ 638,000,000	$ 874,000,000	$ 851,000,000	$ 866,000,000	$ 931,000,000
Open interest rate futures, maturity	10 years	10 years	10 years	10 years	10 years
Concentration of credit risk	$ 41,309,146		$ 32,236,730	$ 90,603,180
Maximum [Member]
Derivative [Line Items]
Open interest rate futures, maturity	10 years	10 years

Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 11,977,105	$ 37,402,229	$ (8,773,060)
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	1,181,145	1,643,420
Percent of Total	9.86%	4.39%
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	268,046	954,935
Percent of Total	2.24%	2.55%
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	793,734	1,325,243
Percent of Total	6.63%	3.54%
Czech Koruna [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	148,481	(35,527)
Percent of Total	1.24%	(0.09%)
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	3,382,866	675,680
Percent of Total	28.24%	1.81%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(29,417)	301,679
Percent of Total	(0.25%)	0.81%
Hungarian Forint [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	115,728	(47,422)
Percent of Total	0.97%	(0.13%)
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	2,674,868	(1,118,237)
Percent of Total	22.33%	(2.99%)
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(187,989)	1,926,819
Percent of Total	(1.57%)	5.15%
Mexican Peso [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(537)	48,949
Percent of Total	0.00%	0.13%
New Zealand Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	551,053	(479,061)
Percent of Total	4.60%	(1.28%)
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(878,248)	1,572,029
Percent of Total	(7.33%)	4.20%
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(29,114)	181,184
Percent of Total	(0.24%)	0.49%
Romanian Leu [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	28,100	5,336
Percent of Total	0.23%	0.02%
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	84,101	173,541
Percent of Total	0.70%	0.46%
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(9,218)	384,474
Percent of Total	(0.08%)	1.03%
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(328,241)	776,341
Percent of Total	(2.74%)	2.08%
Swiss Franc [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	607,933	(533,492)
Percent of Total	5.08%	(1.43%)
Taiwan Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(148,333)	685,814
Percent of Total	(1.24%)	1.83%
Thai Baht [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	6,878	16,258
Percent of Total	0.06%	0.04%
Turkish Lira [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(55,283)	(1,344,384)
Percent of Total	(0.46%)	(3.59%)
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 3,800,552	$ 30,288,650
Percent of Total	31.73%	80.98%

Derivative Instruments (Fair Value Of Futures And Forward Currency Contracts) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (8,773,060)	$ 11,977,105	$ 37,402,229
Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(3,560,285)	7,608,540	26,464,835
Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(263,375)	1,259,549	1,647,872
Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	653,159	(1,611,884)	5,728,407
Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	6,003,309	8,374,610	1,327,790
Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(93,560)	(24,710)	283,540
Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(5,688,301)	(704,941)	9,307,589
Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	20,423	1,000,821	2,630,682
Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(4,191,940)	(684,905)	5,538,955
Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(5,212,775)	4,368,565	10,937,394
Fair Value Long Positions Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	17,582,534	12,583,404	49,218,531
Fair Value Long Positions Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	12,674,705	9,894,500	31,989,061
Fair Value Long Positions Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	483,002	20,943	3,578,697
Fair Value Long Positions Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,309,148	740,413	6,435,870
Fair Value Long Positions Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	6,221,310	8,941,748	1,906,539
Fair Value Long Positions Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value			578,540
Fair Value Long Positions Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	4,560,761	184,553	10,487,557
Fair Value Long Positions Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		6,843	2,899,490
Fair Value Long Positions Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	100,484		6,102,368
Fair Value Long Positions Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	4,907,829	2,688,904	17,229,470
Fair Value Long Positions Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(12,395,932)	(6,268,507)	(5,069,806)
Fair Value Long Positions Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(10,250,977)	(2,545,898)	(2,118,746)
Fair Value Long Positions Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(4,914,542)	(338,884)	(604,025)
Fair Value Long Positions Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(789,763)
Fair Value Long Positions Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(148,708)	(490,379)	(446,636)
Fair Value Long Positions Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(33,100)	(1,266,925)
Fair Value Long Positions Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(6,560)	(413,145)	(6,496)
Fair Value Long Positions Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(4,358,304)	(36,565)	(1,061,589)
Fair Value Long Positions Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,144,955)	(3,722,609)	(2,951,060)
Fair Value Short Positions Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,783,624	14,808,452	5,500,712
Fair Value Short Positions Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,429,524	6,102,212	615,726
Fair Value Short Positions Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	4,912,990	1,602,200
Fair Value Short Positions Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	176,950
Fair Value Short Positions Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		15,566	93,822
Fair Value Short Positions Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	9,080	43,060
Fair Value Short Positions Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		1,913,004
Fair Value Short Positions Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	185,655	1,560,188	17,158
Fair Value Short Positions Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	144,849	968,194	504,746
Fair Value Short Positions Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	354,100	8,706,240	4,884,986
Fair Value Short Positions Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(19,743,286)	(9,146,244)	(12,247,208)
Fair Value Short Positions Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(11,413,537)	(5,842,274)	(4,021,206)
Fair Value Short Positions Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(744,825)	(24,710)	(1,326,800)
Fair Value Short Positions Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(43,176)	(2,352,297)	(707,463)
Fair Value Short Positions Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(69,293)	(92,325)	(225,935)
Fair Value Short Positions Losses [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(102,640)	(67,770)	(295,000)
Fair Value Short Positions Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(10,215,962)	(1,535,573)	(1,179,968)
Fair Value Short Positions Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(158,672)	(153,065)	(279,470)
Fair Value Short Positions Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(78,969)	(1,616,534)	(6,570)
Fair Value Short Positions Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (8,329,749)	$ (3,303,970)	$ (8,226,002)

Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 5,763,288	$ 8,580,608	$ (30,987,343)	$ (17,240,800)	$ (33,649,516)	$ 130,163,956	$ (58,737,991)
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	7,068,361	45,467,802	(12,502,524)	7,004,237	(592,466)	104,899,860	(49,338,902)
Currencies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts							12,863
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(7,700,983)	(2,398,972)	(7,367,605)	8,016,181	7,688,026	(6,296,617)	(20,943,376)
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	5,041,489	(912,104)	(4,017,144)	(8,127,104)	(10,817,032)	14,680,492	(6,699,369)
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	12,360,799	57,885,768	23,736,197	62,711,543	74,456,429	78,525,936	(19,513,721)
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(57,100)	(1,119,910)	(677,840)	(2,557,450)	(2,910,290)	(531,000)	2,065,620
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(2,958,668)	3,792,688	(8,537,836)	720,895	(974,007)	12,922,817	(11,958,920)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(1,153,758)	(2,367,534)	2,945,042	(3,082,845)	(1,791,425)	7,618,692	(218,950)
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	1,536,582	(9,412,134)	(18,583,338)	(50,676,983)	(66,244,167)	(2,020,460)	7,916,951
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (1,305,073)	$ (36,887,194)	$ (18,484,819)	$ (24,245,037)	$ (33,057,050)	$ 25,264,096	$ (9,399,089)

Derivative Instruments (Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Long Positions [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 1,970,768,302	$ 2,325,323,336	$ 2,446,467,650	$ 3,031,978,205	$ 1,960,098,675
Long Positions [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,627,911,573	1,610,838,472	1,607,604,567	2,155,824,364	1,486,194,414
Long Positions [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	79,500,659	127,381,359	145,382,791	183,992,274	109,535,870
Long Positions [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	29,325,720	53,980,643	63,147,607	57,678,838	22,378,090
Long Positions [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,349,481,628	1,079,809,596	967,410,272	1,274,911,920	936,859,841
Long Positions [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts		5,927,944	7,409,930	16,433,746
Long Positions [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	23,476,364	81,393,624	99,205,943	115,309,169	52,829,526
Long Positions [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	4,383,940	17,865,981	21,279,018	29,206,211	20,257,081
Long Positions [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	141,743,262	244,479,325	303,769,006	478,292,206	344,334,006
Long Positions [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	342,856,729	714,484,864	838,863,083	876,153,841	473,904,261
Short Positions [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	694,887,210	572,804,331	478,207,372	601,825,765	573,576,157
Short Positions [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	297,925,407	280,007,120	241,833,259	242,953,868	373,319,507
Short Positions [Member] | Currencies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts					3,320,750
Short Positions [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	85,418,301	48,647,953	52,201,872	116,768,010	113,200,422
Short Positions [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	22,051,449	40,497,833	37,027,000	40,281,856	53,157,025
Short Positions [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	14,239,243	61,557,330	68,682,130	47,891,170	38,825,820
Short Positions [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	7,374,385	7,597,444	7,885,240	5,323,786	26,230,698
Short Positions [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	56,502,572	40,499,934	32,563,685	11,071,090	39,335,538
Short Positions [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	27,914,065	10,367,157	5,340,067	7,135,608	13,534,675
Short Positions [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	84,425,392	70,839,469	38,133,265	14,482,348	85,714,579
Short Positions [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 396,961,803	$ 292,797,211	$ 236,374,113	$ 358,871,897	$ 200,256,650

Profit Share (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Profit Share [Abstract]
Profit share earned		$ 1,385
Profit share accrued at September 30
Total profit share		$ 1,385	$ 1,385	$ 262,695	$ 43,187

Related Party Transactions (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related party transactions, due amount paid to Managing Owner	$ 150,675	$ 137,195
Related party transactions, amount due to Managing Owner	$ 32,064	$ 801

Financial Highlights (Schedule Of Weighted Average Number Of Units For Each Series) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Series 1 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	481,266.007	642,435.033	538,826.53	651,826.906	645,173.947	[1]	687,898.79	[1]	753,054.008	[1]
Weighted average number of units, Date of initial issuance			July 23, 2001		July 23, 2001
Series 2 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	242.894	192.989	224.311	144.734	156.318	[1]	64.584	[2]
Weighted average number of units, Date of initial issuance			April 1, 2010		April 1, 2010
Series 3 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	26,412.54	24,642.656	26,309.334	19,877.227	21,549.16	[1]	5,536.921	[1]	1,322.314	[3]
Weighted average number of units, Date of initial issuance			September 1, 2009		September 1, 2009
Series 4 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	1,277.743	552.264	1,217.152	515.637	532.525	[1]	34.462	[4]
Weighted average number of units, Date of initial issuance			November 1, 2010		November 1, 2010

[1]	January 1 - December 31
[2]	April 1 - December 31
[3]	September 1 - December 31
[4]	November 1 - December 31

Brokerage And Custodial Fees (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Brokerage And Custodial Fees [Abstract]
Brokerage fees	$ 8,924,082	$ 13,572,907	$ 30,214,714	$ 42,417,020
Custodial fees	184	160	508	362
Total	8,924,266	13,573,067	30,215,222	42,417,382	54,834,929	57,320,175	63,566,376
Percentage of gross proceeds paid to selling agents	9.50%		9.50%
Amount rebated to unitholders	$ 13,599		$ 18,754

Redemption Payable To Managing Owner (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Redemption Payable To Managing Owner [Abstract]
Redemptions payable to Managing Owner	$ 1,259	$ 262,829